Vanguard Intermediate-Term Bond Index Fund

Schedule of Investments (unaudited)
As of September 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commissio n
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (49.2%)
U.S. Government Securities (48.4%)
United States Treasury Note/Bond	2.000%	2/15/25	50,201	54,028
United States Treasury Note/Bond	6.875%	8/15/25	47,479	62,583
United States Treasury Note/Bond	2.250%	11/15/25	140,140	154,022
United States Treasury Note/Bond	2.875%	11/30/25	205,505	232,607
United States Treasury Note/Bond	2.625%	12/31/25	239,685	268,596
United States Treasury Note/Bond	2.625%	1/31/26	214,870	241,125
United States Treasury Note/Bond	1.625%	2/15/26	768,664	821,994
United States Treasury Note/Bond	6.000%	2/15/26	12,240	15,927
United States Treasury Note/Bond	2.500%	2/28/26	366,000	408,778
United States Treasury Note/Bond	2.250%	3/31/26	239,650	264,739
United States Treasury Note/Bond	2.375%	4/30/26	251,875	280,251
United States Treasury Note/Bond	1.625%	5/15/26	652,268	698,742
United States Treasury Note/Bond	2.125%	5/31/26	332,456	365,598
United States Treasury Note/Bond	1.875%	6/30/26	177,205	192,517
United States Treasury Note/Bond	1.875%	7/31/26	187,095	203,436
United States Treasury Note/Bond	1.500%	8/15/26	771,261	821,995
United States Treasury Note/Bond	1.375%	8/31/26	432,825	458,253
United States Treasury Note/Bond	1.625%	9/30/26	204,830	220,000
United States Treasury Note/Bond	1.625%	10/31/26	175,245	188,306
United States Treasury Note/Bond	2.000%	11/15/26	310,512	340,787
United States Treasury Note/Bond	6.500%	11/15/26	23,500	32,199
United States Treasury Note/Bond	1.625%	11/30/26	448,479	482,187
United States Treasury Note/Bond	1.750%	12/31/26	111,750	121,091
United States Treasury Note/Bond	1.500%	1/31/27	134,445	143,646
United States Treasury Note/Bond	2.250%	2/15/27	754,225	841,670
United States Treasury Note/Bond	1.125%	2/28/27	48,655	50,844
United States Treasury Note/Bond	0.625%	3/31/27	12,927	13,093
United States Treasury Note/Bond	2.375%	5/15/27	679,612	766,052
United States Treasury Note/Bond	0.500%	5/31/27	369,270	370,714
United States Treasury Note/Bond	0.500%	6/30/27	206,640	207,351
United States Treasury Note/Bond	0.375%	7/31/27	585,555	582,446
United States Treasury Note/Bond	2.250%	8/15/27	575,586	645,554
United States Treasury Note/Bond	0.500%	8/31/27	512,440	513,721
United States Treasury Note/Bond	0.375%	9/30/27	281,745	279,852
United States Treasury Note/Bond	2.250%	11/15/27	550,965	619,406
United States Treasury Note/Bond	2.750%	2/15/28	539,955	628,119
United States Treasury Note/Bond	2.875%	5/15/28	553,253	650,935
United States Treasury Note/Bond	2.875%	8/15/28	588,945	695,320
United States Treasury Note/Bond	5.500%	8/15/28	9,960	13,785
United States Treasury Note/Bond	3.125%	11/15/28	757,703	912,562
United States Treasury Note/Bond	5.250%	11/15/28	10,000	13,744
United States Treasury Note/Bond	2.625%	2/15/29	636,111	742,857
United States Treasury Note/Bond	5.250%	2/15/29	15,235	21,079
United States Treasury Note/Bond	2.375%	5/15/29	576,926	663,644
United States Treasury Note/Bond	1.625%	8/15/29	686,494	747,098

United States Treasury Note/Bond	6.125%	8/15/29	6,500	9,622
United States Treasury Note/Bond	1.750%	11/15/29	483,914	532,683
United States Treasury Note/Bond	1.500%	2/15/30	133,271	143,744
United States Treasury Note/Bond	0.625%	5/15/30	810,466	807,557
United States Treasury Note/Bond	6.250%	5/15/30	47,000	71,712
United States Treasury Note/Bond	0.625%	8/15/30	745,573	741,264
				19,359,835
Agency Bonds and Notes (0.8%)
1 AID-Jordan	3.000%	6/30/25	4,675	5,143
Federal Home Loan Banks	3.250%	11/16/28	25,505	30,487
2 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	8,430	12,668
2 Federal National Mortgage Assn.	2.125%	4/24/26	33,500	36,564
2 Federal National Mortgage Assn.	1.875%	9/24/26	35,695	38,577
2 Federal National Mortgage Assn.	6.250%	5/15/29	15,504	22,425
2 Federal National Mortgage Assn.	7.125%	1/15/30	28,000	43,383
2 Federal National Mortgage Assn.	7.250%	5/15/30	33,160	52,264
2 Federal National Mortgage Assn.	0.875%	8/5/30	51,950	51,267
Private Export Funding Corp.	3.250%	6/15/25	1,675	1,881
Tennessee Valley Authority	6.750%	11/1/25	6,830	8,934
Tennessee Valley Authority	2.875%	2/1/27	12,000	13,627
Tennessee Valley Authority	7.125%	5/1/30	3,970	6,165
				323,385
Total U.S. Government and Agency Obligations (Cost $18,228,530)				19,683,220
Corporate Bonds (45.3%)
Finance (15.8%)
Banking (10.6%)
American Express Co.	4.200%	11/6/25	4,315	5,006
American Express Co.	3.125%	5/20/26	6,486	7,232
American Express Credit Corp.	3.300%	5/3/27	18,054	20,388
Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	5,665	6,454
Banco Santander SA	5.179%	11/19/25	7,192	8,162
Banco Santander SA	4.250%	4/11/27	13,554	15,307
Banco Santander SA	3.800%	2/23/28	8,200	9,008
Banco Santander SA	4.379%	4/12/28	8,050	9,116
Banco Santander SA	3.306%	6/27/29	6,466	6,999
Banco Santander SA	3.490%	5/28/30	14,500	15,808
3 Bank of America Corp.	3.093%	10/1/25	14,825	15,988
Bank of America Corp.	4.450%	3/3/26	13,509	15,516
Bank of America Corp.	3.500%	4/19/26	28,196	31,582
Bank of America Corp.	4.250%	10/22/26	22,683	26,222
3 Bank of America Corp.	3.559%	4/23/27	6,575	7,343
Bank of America Corp.	3.248%	10/21/27	26,055	28,804
Bank of America Corp.	4.183%	11/25/27	22,949	26,329
3 Bank of America Corp.	3.824%	1/20/28	27,775	31,484
3 Bank of America Corp.	3.705%	4/24/28	15,041	16,975
3 Bank of America Corp.	3.593%	7/21/28	28,795	32,209
3 Bank of America Corp.	3.419%	12/20/28	63,016	70,144
3 Bank of America Corp.	3.970%	3/5/29	20,075	23,024
3 Bank of America Corp.	4.271%	7/23/29	46,100	54,032
3 Bank of America Corp.	3.974%	2/7/30	15,567	18,022
3 Bank of America Corp.	3.194%	7/23/30	2,700	2,984
3 Bank of America Corp.	2.884%	10/22/30	10,350	11,128
3 Bank of America Corp.	2.496%	2/13/31	53,420	55,727
3 Bank of America Corp.	2.592%	4/29/31	20,100	21,243
3 Bank of America Corp.	1.898%	7/23/31	30,150	30,140
3 Bank of Montreal	3.803%	12/15/32	10,655	11,760

Bank of New York Mellon Corp.	2.800%	5/4/26	8,111	8,970
Bank of New York Mellon Corp.	2.450%	8/17/26	10,980	11,995
Bank of New York Mellon Corp.	3.250%	5/16/27	11,159	12,675
Bank of New York Mellon Corp.	3.400%	1/29/28	10,750	12,398
3 Bank of New York Mellon Corp.	3.442%	2/7/28	7,800	8,944
Bank of New York Mellon Corp.	3.850%	4/28/28	352	425
Bank of New York Mellon Corp.	3.300%	8/23/29	10,361	11,859
Bank of Nova Scotia	4.500%	12/16/25	7,887	9,107
Bank of Nova Scotia	2.700%	8/3/26	19,930	21,811
Bank One Corp.	7.625%	10/15/26	2,500	3,340
Bank One Corp.	8.000%	4/29/27	7,110	9,820
BankUnited Inc.	4.875%	11/17/25	3,000	3,402
BankUnited Inc.	5.125%	6/11/30	4,500	4,944
Barclays plc	3.650%	3/16/25	187	202
Barclays plc	4.375%	1/12/26	25,279	28,382
Barclays plc	5.200%	5/12/26	19,360	21,470
Barclays plc	4.337%	1/10/28	8,200	9,113
Barclays plc	4.836%	5/9/28	18,725	20,281
3 Barclays plc	4.972%	5/16/29	13,153	15,344
3 Barclays plc	5.088%	6/20/30	8,650	9,719
Barclays plc	2.645%	6/24/31	9,783	9,736
Barclays plc	3.564%	9/23/35	9,000	8,866
BBVA USA	3.875%	4/10/25	508	546
BPCE SA	3.375%	12/2/26	3,500	3,945
Capital One Financial Corp.	4.200%	10/29/25	22,428	24,825
Capital One Financial Corp.	3.750%	7/28/26	16,046	17,445
Capital One Financial Corp.	3.750%	3/9/27	15,474	17,182
Capital One Financial Corp.	3.650%	5/11/27	8,075	8,909
Capital One Financial Corp.	3.800%	1/31/28	17,328	19,333
Citigroup Inc.	3.700%	1/12/26	21,660	24,343
Citigroup Inc.	4.600%	3/9/26	16,839	19,232
Citigroup Inc.	3.400%	5/1/26	7,906	8,786
Citigroup Inc.	3.200%	10/21/26	38,266	42,178
Citigroup Inc.	4.300%	11/20/26	7,479	8,537
Citigroup Inc.	4.450%	9/29/27	43,567	50,431
3 Citigroup Inc.	3.887%	1/10/28	32,229	36,450
Citigroup Inc.	6.625%	1/15/28	875	1,147
3 Citigroup Inc.	3.668%	7/24/28	35,942	40,330
Citigroup Inc.	4.125%	7/25/28	6,745	7,749
3 Citigroup Inc.	3.520%	10/27/28	24,381	27,081
3 Citigroup Inc.	4.075%	4/23/29	5,890	6,770
3 Citigroup Inc.	3.980%	3/20/30	25,850	29,761
3 Citigroup Inc.	2.976%	11/5/30	13,175	14,246
3 Citigroup Inc.	2.666%	1/29/31	15,396	16,232
3 Citigroup Inc.	4.412%	3/31/31	42,968	51,511
3 Citigroup Inc.	2.572%	6/3/31	19,950	20,916
Citizens Bank NA	3.750%	2/18/26	12,033	13,778
Citizens Financial Group Inc.	4.300%	12/3/25	5,000	5,792
Citizens Financial Group Inc.	2.850%	7/27/26	4,755	5,243
Citizens Financial Group Inc.	2.500%	2/6/30	2,528	2,705
Citizens Financial Group Inc.	3.250%	4/30/30	2,900	3,203
4 Citizens Financial Group Inc.	2.638%	9/30/32	4,145	4,130
Cooperatieve Rabobank UA	3.750%	7/21/26	9,415	10,482
Credit Suisse Group Funding Guernsey Ltd.	4.550%	4/17/26	11,145	12,956
Deutsche Bank AG	4.100%	1/13/26	3,679	3,879
3 Deutsche Bank AG	3.547%	9/18/31	11,000	11,090
Discover Bank	4.250%	3/13/26	8,646	9,831

Discover Bank	3.450%	7/27/26	14,614	15,950
Discover Bank	4.650%	9/13/28	6,962	8,203
Discover Bank	2.700%	2/6/30	4,775	5,006
Discover Financial Services	3.950%	11/6/24	3	3
Discover Financial Services	3.750%	3/4/25	9	10
Discover Financial Services	4.500%	1/30/26	10,710	12,228
Discover Financial Services	4.100%	2/9/27	11,611	12,883
Fifth Third Bancorp	2.550%	5/5/27	3,950	4,234
Fifth Third Bancorp	3.950%	3/14/28	9,448	10,975
Fifth Third Bank	3.850%	3/15/26	11,190	12,768
Fifth Third Bank	2.250%	2/1/27	4,225	4,519
FirstMerit Bank NA	4.270%	11/25/26	1,225	1,403
Goldman Sachs Group Inc.	3.500%	1/23/25	20	22
Goldman Sachs Group Inc.	4.250%	10/21/25	10,055	11,394
Goldman Sachs Group Inc.	3.750%	2/25/26	22,837	25,684
Goldman Sachs Group Inc.	3.500%	11/16/26	21,058	23,269
Goldman Sachs Group Inc.	5.950%	1/15/27	7,172	8,831
Goldman Sachs Group Inc.	3.850%	1/26/27	31,320	35,144
3 Goldman Sachs Group Inc.	3.691%	6/5/28	23,100	25,890
3 Goldman Sachs Group Inc.	3.814%	4/23/29	26,908	30,631
3 Goldman Sachs Group Inc.	4.223%	5/1/29	21,883	25,519
Goldman Sachs Group Inc.	2.600%	2/7/30	17,250	18,224
Goldman Sachs Group Inc.	3.800%	3/15/30	22,500	25,817
HSBC Holdings plc	4.300%	3/8/26	22,243	25,009
HSBC Holdings plc	3.900%	5/25/26	21,295	23,527
HSBC Holdings plc	4.375%	11/23/26	19,575	21,580
3 HSBC Holdings plc	4.041%	3/13/28	19,935	21,992
3 HSBC Holdings plc	2.013%	9/22/28	10,000	9,832
3 HSBC Holdings plc	4.583%	6/19/29	29,975	34,439
HSBC Holdings plc	4.950%	3/31/30	22,500	27,037
3 HSBC Holdings plc	3.973%	5/22/30	37,687	42,147
3 HSBC Holdings plc	2.848%	6/4/31	8,100	8,373
3 HSBC Holdings plc	2.357%	8/18/31	13,100	12,936
Huntington Bancshares Inc.	2.550%	2/4/30	7,389	7,723
ING Groep NV	3.950%	3/29/27	7,270	8,308
ING Groep NV	4.550%	10/2/28	9,865	11,913
ING Groep NV	4.050%	4/9/29	8,750	10,248
JPMorgan Chase & Co.	3.125%	1/23/25	46	50
JPMorgan Chase & Co.	3.300%	4/1/26	34,536	38,306
JPMorgan Chase & Co.	3.200%	6/15/26	21,508	23,838
JPMorgan Chase & Co.	2.950%	10/1/26	36,259	39,864
JPMorgan Chase & Co.	4.125%	12/15/26	26,326	30,632
3 JPMorgan Chase & Co.	3.960%	1/29/27	11,473	13,044
JPMorgan Chase & Co.	4.250%	10/1/27	9,602	11,168
JPMorgan Chase & Co.	3.625%	12/1/27	100	111
3 JPMorgan Chase & Co.	3.782%	2/1/28	22,289	25,139
3 JPMorgan Chase & Co.	3.540%	5/1/28	13,802	15,453
3 JPMorgan Chase & Co.	2.182%	6/1/28	10,433	10,888
3 JPMorgan Chase & Co.	3.509%	1/23/29	16,350	18,381
3 JPMorgan Chase & Co.	4.005%	4/23/29	30,650	35,502
3 JPMorgan Chase & Co.	4.203%	7/23/29	28,250	33,283
3 JPMorgan Chase & Co.	4.452%	12/5/29	25,539	30,700
3 JPMorgan Chase & Co.	3.702%	5/6/30	38,656	44,335
3 JPMorgan Chase & Co.	2.739%	10/15/30	17,471	18,816
3 JPMorgan Chase & Co.	4.493%	3/24/31	40,139	48,903
3 JPMorgan Chase & Co.	2.522%	4/22/31	12,200	12,989
3 JPMorgan Chase & Co.	2.956%	5/13/31	25,600	27,363

KeyBank NA	3.400%	5/20/26	10,600	11,866
KeyBank NA	6.950%	2/1/28	500	657
KeyCorp	4.150%	10/29/25	7,491	8,626
KeyCorp	2.250%	4/6/27	7,295	7,714
KeyCorp	4.100%	4/30/28	6,550	7,657
KeyCorp	2.550%	10/1/29	6,796	7,217
Lloyds Banking Group plc	4.500%	11/4/24	1	1
Lloyds Banking Group plc	4.450%	5/8/25	67	76
Lloyds Banking Group plc	4.582%	12/10/25	19,389	21,285
Lloyds Banking Group plc	4.650%	3/24/26	3,990	4,419
Lloyds Banking Group plc	3.750%	1/11/27	7,985	8,839
Lloyds Banking Group plc	4.375%	3/22/28	16,925	19,566
Lloyds Banking Group plc	4.550%	8/16/28	8,000	9,390
3 Lloyds Banking Group plc	3.574%	11/7/28	15,620	17,111
Manufacturers & Traders Trust Co.	3.400%	8/17/27	5,465	6,132
Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	4,537	5,163
Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	9,540	10,333
Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	10,919	12,303
Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	16,975	18,854
Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	12,700	14,603
Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	5,300	6,208
Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	12,188	13,838
Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	24,075	26,454
Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	6,976	7,317
Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	8,500	8,554
3 Mizuho Financial Group Inc.	2.226%	5/25/26	6,190	6,464
Mizuho Financial Group Inc.	2.839%	9/13/26	6,000	6,491
Mizuho Financial Group Inc.	3.663%	2/28/27	2,850	3,172
Mizuho Financial Group Inc.	3.170%	9/11/27	11,500	12,527
Mizuho Financial Group Inc.	4.018%	3/5/28	7,400	8,583
3 Mizuho Financial Group Inc.	4.254%	9/11/29	5,525	6,435
3 Mizuho Financial Group Inc.	3.153%	7/16/30	10,425	11,345
3 Mizuho Financial Group Inc.	2.869%	9/13/30	5,235	5,677
3 Mizuho Financial Group Inc.	2.201%	7/10/31	7,300	7,432
3 Mizuho Financial Group Inc.	1.979%	9/8/31	8,000	7,988
Morgan Stanley	5.000%	11/24/25	9,918	11,640
Morgan Stanley	3.875%	1/27/26	21,852	24,904
Morgan Stanley	3.125%	7/27/26	23,840	26,315
Morgan Stanley	6.250%	8/9/26	5,109	6,450
Morgan Stanley	4.350%	9/8/26	29,530	34,092
Morgan Stanley	3.625%	1/20/27	33,215	37,560
Morgan Stanley	3.950%	4/23/27	15,723	17,784
3 Morgan Stanley	3.591%	7/22/28	25,939	29,044
3 Morgan Stanley	3.772%	1/24/29	28,500	32,439
3 Morgan Stanley	4.431%	1/23/30	31,550	37,728
3 Morgan Stanley	2.699%	1/22/31	33,168	35,270
3 Morgan Stanley	3.622%	4/1/31	29,975	34,246
National Australia Bank Ltd.	3.375%	1/14/26	3,650	4,112
National Australia Bank Ltd.	2.500%	7/12/26	13,740	14,921
3 Natwest Group plc	3.073%	5/22/28	18,515	19,501
3 Natwest Group plc	4.892%	5/18/29	15,415	17,919
3 Natwest Group plc	3.032%	11/28/35	4,000	3,820
Northern Trust Corp.	3.950%	10/30/25	5,318	6,154
Northern Trust Corp.	3.650%	8/3/28	3,900	4,605
Northern Trust Corp.	3.150%	5/3/29	7,600	8,699
Northern Trust Corp.	1.950%	5/1/30	500	516
3 Northern Trust Corp.	3.375%	5/8/32	4,350	4,741

	PNC Bank NA	2.950%	2/23/25	3	4
	PNC Bank NA	3.250%	6/1/25	456	505
	PNC Bank NA	4.200%	11/1/25	5,200	5,999
	PNC Bank NA	3.100%	10/25/27	7,400	8,229
	PNC Bank NA	3.250%	1/22/28	3,975	4,456
	PNC Bank NA	4.050%	7/26/28	12,675	14,772
	PNC Bank NA	2.700%	10/22/29	12,775	13,676
	PNC Financial Services Group Inc.	2.600%	7/23/26	5,474	5,978
	PNC Financial Services Group Inc.	3.150%	5/19/27	6,864	7,628
	PNC Financial Services Group Inc.	3.450%	4/23/29	15,876	18,246
	PNC Financial Services Group Inc.	2.550%	1/22/30	20,988	22,793
	Royal Bank of Canada	4.650%	1/27/26	18,851	22,256
	Royal Bank of Scotland Group plc	4.800%	4/5/26	11,584	13,295
3	Royal Bank of Scotland Group plc	5.076%	1/27/30	14,525	17,298
3	Royal Bank of Scotland Group plc	4.445%	5/8/30	9,540	10,847
	Santander Holdings USA Inc.	3.244%	10/5/26	8,426	9,005
	Santander Holdings USA Inc.	4.400%	7/13/27	9,112	10,017
3	Santander UK Group Holdings plc	3.823%	11/3/28	6,600	7,287
	State Street Corp.	3.550%	8/18/25	103	117
	State Street Corp.	2.650%	5/19/26	8,950	9,808
3	State Street Corp.	4.141%	12/3/29	3,700	4,450
	State Street Corp.	2.400%	1/24/30	12,275	13,372
3,4 State Street Corp.		3.152%	3/30/31	1,200	1,365
3	State Street Corp.	3.031%	11/1/34	3,900	4,241
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	10,030	11,361
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	18,834	20,255
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	10,061	11,104
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	18,175	20,248
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	11,296	12,570
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/27	200	221
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	6,375	7,134
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	7,355	8,504
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	2,305	2,722
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	13,759	15,028
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	9,850	10,551
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	8,750	9,316
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	14,308	15,306
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	10,539	10,664
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/30	10,000	9,846
	SVB Financial Group	3.500%	1/29/25	8	9
	SVB Financial Group	3.125%	6/5/30	4,450	4,979
	Synchrony Financial	3.700%	8/4/26	8,444	8,972
	Synchrony Financial	3.950%	12/1/27	7,479	8,028
	Synchrony Financial	5.150%	3/19/29	5,310	6,170
3	Toronto-Dominion Bank	3.625%	9/15/31	12,485	13,983
	Truist Bank	3.625%	9/16/25	10,908	12,269
	Truist Bank	4.050%	11/3/25	3,500	4,042
	Truist Bank	3.300%	5/15/26	450	504
	Truist Bank	3.800%	10/30/26	748	866
	Truist Bank	2.250%	3/11/30	19,600	20,184
	Truist Financial Corp.	1.200%	8/5/25	218	222
	Truist Financial Corp.	1.125%	8/3/27	7,500	7,479
	Truist Financial Corp.	3.875%	3/19/29	5,200	5,955
	Truist Financial Corp.	1.950%	6/5/30	9,000	9,256
	US Bancorp	3.950%	11/17/25	8,408	9,689
	US Bancorp	3.100%	4/27/26	14,295	15,865
	US Bancorp	2.375%	7/22/26	11,664	12,692

US Bancorp	3.150%	4/27/27	12,738	14,379
US Bancorp	3.900%	4/26/28	5,658	6,753
US Bancorp	3.000%	7/30/29	6,050	6,698
US Bancorp	1.375%	7/22/30	8,400	8,334
Wachovia Corp.	7.574%	8/1/26	1,250	1,605
Webster Financial Corp.	4.100%	3/25/29	2,500	2,661
Wells Fargo & Co.	3.000%	4/22/26	38,897	42,293
Wells Fargo & Co.	4.100%	6/3/26	27,352	30,722
Wells Fargo & Co.	3.000%	10/23/26	29,963	32,699
3 Wells Fargo & Co.	3.196%	6/17/27	14,789	16,139
Wells Fargo & Co.	4.300%	7/22/27	24,690	28,279
3 Wells Fargo & Co.	3.584%	5/22/28	24,527	27,335
3 Wells Fargo & Co.	2.393%	6/2/28	14,225	14,849
Wells Fargo & Co.	4.150%	1/24/29	22,426	26,344
3 Wells Fargo & Co.	2.879%	10/30/30	22,818	24,349
3 Wells Fargo & Co.	2.572%	2/11/31	25,300	26,414
3 Wells Fargo & Co.	4.478%	4/4/31	53,459	64,794
Westpac Banking Corp.	2.850%	5/13/26	12,422	13,742
Westpac Banking Corp.	2.700%	8/19/26	8,110	8,910
Westpac Banking Corp.	3.350%	3/8/27	6,240	7,138
Westpac Banking Corp.	3.400%	1/25/28	611	703
Westpac Banking Corp.	2.650%	1/16/30	3,625	3,973
3 Westpac Banking Corp.	2.894%	2/4/30	8,300	8,569
3 Westpac Banking Corp.	4.322%	11/23/31	15,550	17,572
Westpac Banking Corp.	4.110%	7/24/34	12,700	14,260
Wintrust Financial Corp.	4.850%	6/6/29	2,000	2,145
Zions Bancorp NA	3.250%	10/29/29	4,030	4,018

Brokerage (0.7%)
Affiliated Managers Group Inc.	3.300%	6/15/30	5,761	6,154
Ameriprise Financial Inc.	2.875%	9/15/26	4,850	5,339
4 BGC Partners Inc.	4.375%	12/15/25	2,500	2,544
BlackRock Inc.	3.200%	3/15/27	2,292	2,599
BlackRock Inc.	3.250%	4/30/29	10,075	11,635
BlackRock Inc.	2.400%	4/30/30	7,545	8,197
Brookfield Finance Inc.	4.250%	6/2/26	2,700	3,098
Brookfield Finance Inc.	3.900%	1/25/28	6,000	6,687
Brookfield Finance Inc.	4.850%	3/29/29	8,550	10,171
Brookfield Finance Inc.	4.350%	4/15/30	8,112	9,494
Cboe Global Markets Inc.	3.650%	1/12/27	5,413	6,161
Charles Schwab Corp.	3.450%	2/13/26	4,955	5,611
Charles Schwab Corp.	3.200%	3/2/27	3,875	4,341
Charles Schwab Corp.	3.200%	1/25/28	6,393	7,192
Charles Schwab Corp.	4.000%	2/1/29	8,114	9,762
Charles Schwab Corp.	3.250%	5/22/29	5,991	6,877
Charles Schwab Corp.	4.625%	3/22/30	550	694
CME Group Inc.	3.750%	6/15/28	4,275	5,039
E*TRADE Financial Corp.	3.800%	8/24/27	4,425	4,971
E*TRADE Financial Corp.	4.500%	6/20/28	2,050	2,417
Eaton Vance Corp.	3.500%	4/6/27	3,620	3,997
Intercontinental Exchange Inc.	3.750%	12/1/25	7,626	8,611
Intercontinental Exchange Inc.	3.100%	9/15/27	9,075	10,025
Intercontinental Exchange Inc.	3.750%	9/21/28	3,938	4,555
Intercontinental Exchange Inc.	2.100%	6/15/30	12,387	12,802
Invesco Finance plc	3.750%	1/15/26	6,900	7,796
Jefferies Group LLC	4.850%	1/15/27	5,220	5,931
Jefferies Group LLC	6.450%	6/8/27	1,000	1,219

Jefferies Group LLC / Jefferies Group Capital
Finance Inc.	4.150%	1/23/30	7,786	8,768
Lazard Group LLC	3.625%	3/1/27	2,095	2,259
Lazard Group LLC	4.500%	9/19/28	4,547	5,302
Lazard Group LLC	4.375%	3/11/29	4,551	5,238
Legg Mason Inc.	4.750%	3/15/26	5,145	6,120
Nasdaq Inc.	3.850%	6/30/26	4,517	5,157
Nomura Holdings Inc.	3.103%	1/16/30	18,480	19,626
Nomura Holdings Inc.	2.679%	7/16/30	4,100	4,215
Raymond James Financial Inc.	3.625%	9/15/26	4,226	4,847
Raymond James Financial Inc.	4.650%	4/1/30	9,463	11,524
Stifel Financial Corp.	4.000%	5/15/30	3,365	3,707
TD Ameritrade Holding Corp.	3.300%	4/1/27	8,367	9,376
TD Ameritrade Holding Corp.	2.750%	10/1/29	6,050	6,668

Finance Companies (0.4%)
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.450%	10/1/25	3,575	3,570
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.650%	7/21/27	11,308	10,344
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	6.500%	7/15/25	236	254
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.450%	4/3/26	5,955	5,919
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.625%	10/15/27	3,000	2,903
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.875%	1/23/28	6,485	5,975
Air Lease Corp.	3.250%	3/1/25	1,919	1,950
Air Lease Corp.	2.875%	1/15/26	4,775	4,705
Air Lease Corp.	3.750%	6/1/26	4,960	5,028
Air Lease Corp.	3.625%	4/1/27	7,625	7,493
Air Lease Corp.	3.625%	12/1/27	5,900	5,823
Air Lease Corp.	4.625%	10/1/28	2,775	2,873
Air Lease Corp.	3.250%	10/1/29	6,200	5,876
Air Lease Corp.	3.000%	2/1/30	5,808	5,402
Aircastle Ltd.	4.250%	6/15/26	5,730	5,307
Ares Capital Corp.	3.250%	7/15/25	151	150
Ares Capital Corp.	3.875%	1/15/26	4,370	4,457
GATX Corp.	3.250%	9/15/26	2,225	2,392
GATX Corp.	3.850%	3/30/27	4,000	4,393
GATX Corp.	3.500%	3/15/28	5,502	5,976
GATX Corp.	4.550%	11/7/28	1,250	1,458
GATX Corp.	4.700%	4/1/29	500	597
GATX Corp.	4.000%	6/30/30	980	1,129
4 GE Capital Funding LLC	4.050%	5/15/27	10,705	11,474
4 GE Capital Funding LLC	4.400%	5/15/30	26,085	27,902
GE Capital International Funding Co.
Unlimited Co.	3.373%	11/15/25	16,686	17,806
Owl Rock Capital Corp.	4.250%	1/15/26	4,600	4,658

Insurance (2.0%)
3 Aegon NV	5.500%	4/11/48	8,045	8,829
Aflac Inc.	2.875%	10/15/26	2,075	2,282
Aflac Inc.	3.600%	4/1/30	12,361	14,465
Alleghany Corp.	3.625%	5/15/30	4,810	5,400
Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	4,163	4,480

Allstate Corp.	3.280%	12/15/26	4,655	5,293
American Equity Investment Life Holding Co.	5.000%	6/15/27	5,035	5,482
American Financial Group Inc.	3.500%	8/15/26	3,325	3,567
American Financial Group Inc.	5.250%	4/2/30	3,062	3,723
American International Group Inc.	2.500%	6/30/25	1,492	1,593
American International Group Inc.	3.900%	4/1/26	11,409	12,954
American International Group Inc.	4.200%	4/1/28	9,345	10,810
American International Group Inc.	4.250%	3/15/29	3,335	3,913
American International Group Inc.	3.400%	6/30/30	15,669	17,332
3 American International Group Inc.	5.750%	4/1/48	5,265	5,726
Anthem Inc.	3.650%	12/1/27	19,050	21,628
Anthem Inc.	4.101%	3/1/28	10,132	11,758
Anthem Inc.	2.875%	9/15/29	10,440	11,233
Anthem Inc.	2.250%	5/15/30	11,620	11,936
Aon Corp.	4.500%	12/15/28	3,451	4,162
Aon Corp.	3.750%	5/2/29	7,205	8,281
Aon Corp.	2.800%	5/15/30	10,660	11,536
Aon plc	3.875%	12/15/25	10,365	11,832
Arch Capital Finance LLC	4.011%	12/15/26	4,440	5,150
Assurant Inc.	4.900%	3/27/28	3,600	4,012
Assurant Inc.	3.700%	2/22/30	350	363
Athene Holding Ltd.	4.125%	1/12/28	8,575	9,285
Athene Holding Ltd.	6.150%	4/3/30	5,400	6,406
AXIS Specialty Finance LLC	3.900%	7/15/29	3,350	3,658
3 AXIS Specialty Finance LLC	4.900%	1/15/40	3,170	3,218
AXIS Specialty Finance plc	4.000%	12/6/27	3,005	3,280
Berkshire Hathaway Finance Corp.	1.850%	3/12/30	7,200	7,472
Berkshire Hathaway Inc.	3.125%	3/15/26	26,567	29,589
Brighthouse Financial Inc.	3.700%	6/22/27	7,786	8,056
Brighthouse Financial Inc.	5.625%	5/15/30	9,500	11,070
Brown & Brown Inc.	4.500%	3/15/29	3,075	3,544
Chubb INA Holdings Inc.	3.350%	5/3/26	15,766	17,859
Chubb INA Holdings Inc.	1.375%	9/15/30	15,000	14,745
Cincinnati Financial Corp.	6.920%	5/15/28	3,225	4,253
CNA Financial Corp.	4.500%	3/1/26	3,775	4,413
CNA Financial Corp.	3.450%	8/15/27	3,958	4,421
CNA Financial Corp.	3.900%	5/1/29	5,073	5,795
CNA Financial Corp.	2.050%	8/15/30	4,500	4,467
CNO Financial Group Inc.	5.250%	5/30/29	4,500	5,203
Enstar Group Ltd.	4.950%	6/1/29	9,656	10,681
Equitable Holdings Inc.	7.000%	4/1/28	2,300	2,914
Equitable Holdings Inc.	4.350%	4/20/28	10,695	12,172
Fairfax Financial Holdings Ltd.	4.850%	4/17/28	6,884	7,496
4 Fairfax Financial Holdings Ltd.	4.625%	4/29/30	4,950	5,389
Fidelity National Financial Inc.	4.500%	8/15/28	3,600	4,169
Fidelity National Financial Inc.	3.400%	6/15/30	5,200	5,581
First American Financial Corp.	4.600%	11/15/24	1	1
First American Financial Corp.	4.000%	5/15/30	1,815	1,985
Globe Life Inc.	4.550%	9/15/28	4,675	5,512
Globe Life Inc.	2.150%	8/15/30	3,000	3,014
Hanover Insurance Group Inc.	4.500%	4/15/26	3,000	3,410
Hanover Insurance Group Inc.	2.500%	9/1/30	2,500	2,564
Hartford Financial Services Group Inc.	2.800%	8/19/29	5,110	5,514
Humana Inc.	3.950%	3/15/27	7,071	8,090
Humana Inc.	3.125%	8/15/29	4,631	5,119
Humana Inc.	4.875%	4/1/30	2,975	3,699
Kemper Corp.	2.400%	9/30/30	3,000	2,963

Lincoln National Corp.	3.625%	12/12/26	5,458	6,174
Lincoln National Corp.	3.800%	3/1/28	3,425	3,941
Lincoln National Corp.	3.050%	1/15/30	6,873	7,411
Loews Corp.	3.200%	5/15/30	8,368	9,319
Manulife Financial Corp.	4.150%	3/4/26	11,733	13,756
3 Manulife Financial Corp.	4.061%	2/24/32	6,335	6,818
Markel Corp.	3.500%	11/1/27	3,200	3,511
Markel Corp.	3.350%	9/17/29	2,500	2,757
Marsh & McLennan Cos. Inc.	4.050%	10/15/23	2,000	2,186
Marsh & McLennan Cos. Inc.	3.500%	3/10/25	2,010	2,222
Marsh & McLennan Cos. Inc.	3.750%	3/14/26	5,352	6,045
Marsh & McLennan Cos. Inc.	4.375%	3/15/29	16,541	19,957
Mercury General Corp.	4.400%	3/15/27	3,125	3,430
MetLife Inc.	3.600%	11/13/25	4,115	4,669
MetLife Inc.	4.550%	3/23/30	13,496	16,888
Old Republic International Corp.	3.875%	8/26/26	4,625	5,242
PartnerRe Finance B LLC	3.700%	7/2/29	4,365	4,835
Principal Financial Group Inc.	3.100%	11/15/26	2,135	2,374
Principal Financial Group Inc.	3.700%	5/15/29	3,096	3,558
Principal Financial Group Inc.	2.125%	6/15/30	6,650	6,877
Progressive Corp.	2.450%	1/15/27	5,590	6,028
Progressive Corp.	3.200%	3/26/30	7,662	8,751
Prudential Financial Inc.	1.500%	3/10/26	175	182
Prudential Financial Inc.	3.878%	3/27/28	2,500	2,921
Prudential Financial Inc.	2.100%	3/10/30	3,800	3,951
3 Prudential Financial Inc.	5.375%	5/15/45	1,650	1,790
3 Prudential Financial Inc.	4.500%	9/15/47	7,663	8,161
3 Prudential Financial Inc.	5.700%	9/15/48	7,460	8,448
3 Prudential Financial Inc.	3.700%	10/1/50	10,700	10,844
Prudential plc	3.125%	4/14/30	8,968	9,913
Reinsurance Group of America Inc.	3.950%	9/15/26	3,090	3,445
Reinsurance Group of America Inc.	3.900%	5/15/29	6,484	7,360
Reinsurance Group of America Inc.	3.150%	6/15/30	5,000	5,437
RenaissanceRe Finance Inc.	3.450%	7/1/27	1,800	1,955
RenaissanceRe Holdings Ltd.	3.600%	4/15/29	1,250	1,410
Trinity Acquisition plc	4.400%	3/15/26	5,480	6,313
UnitedHealth Group Inc.	3.700%	12/15/25	4,315	4,940
UnitedHealth Group Inc.	1.250%	1/15/26	1,808	1,845
UnitedHealth Group Inc.	3.100%	3/15/26	13,142	14,657
UnitedHealth Group Inc.	3.450%	1/15/27	3,379	3,837
UnitedHealth Group Inc.	3.375%	4/15/27	6,665	7,566
UnitedHealth Group Inc.	2.950%	10/15/27	6,315	7,055
UnitedHealth Group Inc.	3.850%	6/15/28	13,033	15,318
UnitedHealth Group Inc.	3.875%	12/15/28	9,436	11,186
UnitedHealth Group Inc.	2.875%	8/15/29	9,905	11,015
UnitedHealth Group Inc.	2.000%	5/15/30	15,165	15,836
Unum Group	4.000%	6/15/29	4,000	4,383
Voya Financial Inc.	3.650%	6/15/26	3,639	4,057
3 Voya Financial Inc.	4.700%	1/23/48	4,180	4,170
Willis North America Inc.	4.500%	9/15/28	8,718	10,290
Willis North America Inc.	2.950%	9/15/29	9,162	9,861

Other Finance (0.0%)
ORIX Corp.	3.700%	7/18/27	4,000	4,520

Real Estate Investment Trusts (2.1%)
Alexandria Real Estate Equities Inc.	4.300%	1/15/26	2,600	3,014

Alexandria Real Estate Equities Inc.	3.800%	4/15/26	5,229	5,970
Alexandria Real Estate Equities Inc.	3.950%	1/15/27	175	199
Alexandria Real Estate Equities Inc.	3.950%	1/15/28	5,425	6,248
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	1,216	1,474
Alexandria Real Estate Equities Inc.	2.750%	12/15/29	2,643	2,868
Alexandria Real Estate Equities Inc.	4.700%	7/1/30	500	616
American Campus Communities Operating
Partnership LP	3.300%	7/15/26	5,905	6,303
American Campus Communities Operating
Partnership LP	3.625%	11/15/27	1,280	1,365
American Campus Communities Operating
Partnership LP	2.850%	2/1/30	4,081	4,126
American Homes 4 Rent LP	4.250%	2/15/28	2,375	2,687
American Homes 4 Rent LP	4.900%	2/15/29	5,875	7,005
AvalonBay Communities Inc.	3.500%	11/15/25	3,700	4,160
AvalonBay Communities Inc.	2.950%	5/11/26	5,463	6,046
AvalonBay Communities Inc.	3.350%	5/15/27	3,635	4,051
AvalonBay Communities Inc.	3.200%	1/15/28	1,600	1,778
AvalonBay Communities Inc.	3.300%	6/1/29	5,020	5,705
AvalonBay Communities Inc.	2.300%	3/1/30	4,650	4,937
Boston Properties LP	3.650%	2/1/26	11,033	12,267
Boston Properties LP	2.750%	10/1/26	8,547	9,145
Boston Properties LP	4.500%	12/1/28	11,876	13,985
Boston Properties LP	3.400%	6/21/29	7,275	7,892
Brandywine Operating Partnership LP	3.950%	11/15/27	8,325	8,630
Brandywine Operating Partnership LP	4.550%	10/1/29	2,600	2,759
Brixmor Operating Partnership LP	4.125%	6/15/26	6,450	7,011
Brixmor Operating Partnership LP	3.900%	3/15/27	3,575	3,774
Brixmor Operating Partnership LP	4.125%	5/15/29	9,490	10,273
Brixmor Operating Partnership LP	4.050%	7/1/30	2,000	2,139
Camden Property Trust	4.100%	10/15/28	4,300	5,044
Camden Property Trust	3.150%	7/1/29	12,956	14,363
Camden Property Trust	2.800%	5/15/30	3,213	3,488
Columbia Property Trust Operating
Partnership LP	3.650%	8/15/26	4,075	4,169
Corporate Office Properties LP	2.250%	3/15/26	3,500	3,538
CubeSmart LP	3.125%	9/1/26	4,600	4,987
CubeSmart LP	4.375%	2/15/29	5,378	6,320
CyrusOne LP / CyrusOne Finance Corp.	3.450%	11/15/29	7,835	8,476
Digital Realty Trust LP	4.750%	10/1/25	5,050	5,917
Digital Realty Trust LP	3.700%	8/15/27	9,754	10,946
Digital Realty Trust LP	4.450%	7/15/28	3,735	4,445
Digital Realty Trust LP	3.600%	7/1/29	13,100	14,963
Duke Realty LP	3.250%	6/30/26	1,750	1,939
Duke Realty LP	3.375%	12/15/27	6,405	7,176
Duke Realty LP	4.000%	9/15/28	2,855	3,338
Duke Realty LP	2.875%	11/15/29	3,000	3,268
Duke Realty LP	1.750%	7/1/30	3,100	3,080
EPR Properties	4.500%	4/1/25	1	1
EPR Properties	4.750%	12/15/26	4,800	4,565
EPR Properties	4.500%	6/1/27	3,900	3,621
EPR Properties	4.950%	4/15/28	3,735	3,616
EPR Properties	3.750%	8/15/29	4,000	3,490
ERP Operating LP	2.850%	11/1/26	4,275	4,721
ERP Operating LP	3.250%	8/1/27	2,361	2,624
ERP Operating LP	3.500%	3/1/28	6,337	7,160
ERP Operating LP	4.150%	12/1/28	2,125	2,530

ERP Operating LP	3.000%	7/1/29	6,993	7,686
ERP Operating LP	2.500%	2/15/30	2,930	3,112
Essex Portfolio LP	3.375%	4/15/26	5,500	6,108
Essex Portfolio LP	3.625%	5/1/27	1,560	1,744
Essex Portfolio LP	4.000%	3/1/29	6,905	7,976
Essex Portfolio LP	3.000%	1/15/30	4,388	4,738
Federal Realty Investment Trust	3.250%	7/15/27	3,073	3,267
Federal Realty Investment Trust	3.200%	6/15/29	4,750	5,024
Federal Realty Investment Trust	3.500%	6/1/30	5,000	5,386
Healthcare Realty Trust Inc.	3.625%	1/15/28	3,206	3,509
Healthcare Realty Trust Inc.	2.400%	3/15/30	4,270	4,315
Healthcare Trust of America Holdings LP	3.500%	8/1/26	5,000	5,601
Healthcare Trust of America Holdings LP	3.750%	7/1/27	4,450	4,934
Healthpeak Properties Inc.	3.250%	7/15/26	7,776	8,676
Healthpeak Properties Inc.	3.500%	7/15/29	7,100	7,818
Healthpeak Properties Inc.	3.000%	1/15/30	7,095	7,654
Highwoods Realty LP	3.875%	3/1/27	2,625	2,846
Highwoods Realty LP	4.125%	3/15/28	4,200	4,632
Highwoods Realty LP	4.200%	4/15/29	3,900	4,370
Highwoods Realty LP	3.050%	2/15/30	200	207
Host Hotels & Resorts LP	3.375%	12/15/29	7,850	7,358
Host Hotels & Resorts LP	3.500%	9/15/30	8,788	8,434
Hudson Pacific Properties LP	3.950%	11/1/27	3,841	4,149
Hudson Pacific Properties LP	4.650%	4/1/29	4,265	4,851
Hudson Pacific Properties LP	3.250%	1/15/30	2,871	2,966
Kilroy Realty LP	4.375%	10/1/25	3,614	3,992
Kilroy Realty LP	4.750%	12/15/28	1,525	1,772
Kilroy Realty LP	4.250%	8/15/29	6,504	7,332
Kilroy Realty LP	3.050%	2/15/30	6,949	7,227
Kimco Realty Corp.	2.800%	10/1/26	4,170	4,417
Kimco Realty Corp.	3.800%	4/1/27	2,300	2,520
Kimco Realty Corp.	2.700%	10/1/30	3,000	3,040
Kite Realty Group LP	4.000%	10/1/26	2,750	2,649
Lexington Realty Trust	2.700%	9/15/30	1,000	1,018
Life Storage LP	3.500%	7/1/26	5,075	5,635
Life Storage LP	3.875%	12/15/27	2,945	3,296
Life Storage LP	4.000%	6/15/29	4,250	4,832
Mid-America Apartments LP	4.000%	11/15/25	4,750	5,358
Mid-America Apartments LP	3.600%	6/1/27	8,000	8,916
Mid-America Apartments LP	4.200%	6/15/28	4,000	4,645
Mid-America Apartments LP	3.950%	3/15/29	4,480	5,182
Mid-America Apartments LP	2.750%	3/15/30	42	45
National Retail Properties Inc.	4.000%	11/15/25	1,400	1,550
National Retail Properties Inc.	3.600%	12/15/26	3,930	4,252
National Retail Properties Inc.	4.300%	10/15/28	3,025	3,389
National Retail Properties Inc.	2.500%	4/15/30	6,000	5,984
Omega Healthcare Investors Inc.	5.250%	1/15/26	8,096	8,831
Omega Healthcare Investors Inc.	4.500%	4/1/27	5,771	6,183
Omega Healthcare Investors Inc.	4.750%	1/15/28	5,405	5,898
Omega Healthcare Investors Inc.	3.625%	10/1/29	7,708	7,822
Physicians Realty LP	4.300%	3/15/27	4,033	4,293
Physicians Realty LP	3.950%	1/15/28	3,127	3,254
Piedmont Operating Partnership LP	3.150%	8/15/30	2,400	2,349
Prologis LP	3.750%	11/1/25	9,246	10,543
Prologis LP	3.250%	10/1/26	3,918	4,441
Prologis LP	2.125%	4/15/27	6,268	6,640
Prologis LP	3.875%	9/15/28	3,603	4,244

Prologis LP	4.375%	2/1/29	1,200	1,469
Prologis LP	2.250%	4/15/30	11,330	12,040
Public Storage	3.094%	9/15/27	5,350	6,009
Public Storage	3.385%	5/1/29	4,425	5,110
Realty Income Corp.	4.125%	10/15/26	6,865	7,962
Realty Income Corp.	3.000%	1/15/27	6,824	7,383
Realty Income Corp.	3.650%	1/15/28	5,089	5,742
Realty Income Corp.	3.250%	6/15/29	4,165	4,573
Regency Centers LP	3.600%	2/1/27	3,925	4,237
Regency Centers LP	4.125%	3/15/28	2,800	3,123
Regency Centers LP	2.950%	9/15/29	3,750	3,882
Regency Centers LP	3.700%	6/15/30	6,000	6,577
Sabra Health Care LP	5.125%	8/15/26	3,075	3,332
Sabra Health Care LP	3.900%	10/15/29	4,905	4,780
Simon Property Group LP	3.300%	1/15/26	6,967	7,544
Simon Property Group LP	3.250%	11/30/26	6,655	7,239
Simon Property Group LP	3.375%	6/15/27	8,456	9,059
Simon Property Group LP	3.375%	12/1/27	8,845	9,466
Simon Property Group LP	2.450%	9/13/29	12,231	12,107
Simon Property Group LP	2.650%	7/15/30	5,950	5,981
SITE Centers Corp.	4.250%	2/1/26	2,831	3,022
SITE Centers Corp.	4.700%	6/1/27	5,400	5,680
Spirit Realty LP	4.450%	9/15/26	100	107
Spirit Realty LP	3.200%	1/15/27	4,060	4,036
Spirit Realty LP	4.000%	7/15/29	5,563	5,697
Spirit Realty LP	3.400%	1/15/30	2,300	2,258
STORE Capital Corp.	4.500%	3/15/28	3,425	3,674
STORE Capital Corp.	4.625%	3/15/29	1,850	1,998
Tanger Properties LP	3.750%	12/1/24	1,550	1,538
Tanger Properties LP	3.125%	9/1/26	2,235	2,141
Tanger Properties LP	3.875%	7/15/27	1,975	1,898
UDR Inc.	4.000%	10/1/25	5,003	5,614
UDR Inc.	2.950%	9/1/26	5,425	5,908
UDR Inc.	3.500%	7/1/27	1,560	1,721
UDR Inc.	3.500%	1/15/28	2,050	2,258
UDR Inc.	4.400%	1/26/29	3,214	3,794
UDR Inc.	3.200%	1/15/30	3,240	3,582
Ventas Realty LP	4.125%	1/15/26	4,311	4,838
Ventas Realty LP	3.250%	10/15/26	6,940	7,378
Ventas Realty LP	4.000%	3/1/28	6,475	7,026
Ventas Realty LP	4.400%	1/15/29	3,638	4,098
Ventas Realty LP	3.000%	1/15/30	3,683	3,745
Ventas Realty LP	4.750%	11/15/30	3,000	3,472
VEREIT Operating Partnership LP	4.625%	11/1/25	3,700	4,081
VEREIT Operating Partnership LP	4.875%	6/1/26	4,998	5,629
VEREIT Operating Partnership LP	3.950%	8/15/27	7,366	7,835
VEREIT Operating Partnership LP	3.400%	1/15/28	4,300	4,488
VEREIT Operating Partnership LP	3.100%	12/15/29	9,505	9,492
Welltower Inc.	4.250%	4/1/26	6,958	7,953
Welltower Inc.	2.700%	2/15/27	6,250	6,590
Welltower Inc.	4.250%	4/15/28	6,410	7,255
Welltower Inc.	4.125%	3/15/29	9,210	10,396
Welltower Inc.	3.100%	1/15/30	5,751	6,093
WP Carey Inc.	4.250%	10/1/26	1,175	1,325
WP Carey Inc.	3.850%	7/15/29	4,400	4,725
				6,319,205

Industrial (26.6%)
Basic Industry (1.2%)
Air Products and Chemicals Inc.	1.500%	10/15/25	1,647	1,702
Air Products and Chemicals Inc.	1.850%	5/15/27	5,127	5,364
Air Products and Chemicals Inc.	2.050%	5/15/30	11,968	12,602
Albemarle Wodgina Pty Ltd.	3.450%	11/15/29	1,600	1,613
BHP Billiton Finance USA Ltd.	6.420%	3/1/26	475	606
Cabot Corp.	4.000%	7/1/29	2,900	3,110
Celulosa Arauco y Constitucion SA	3.875%	11/2/27	7,170	7,602
Dow Chemical Co.	4.550%	11/30/25	7,227	8,407
Dow Chemical Co.	3.625%	5/15/26	7,441	8,233
Dow Chemical Co.	4.800%	11/30/28	8,300	10,074
Dow Chemical Co.	7.375%	11/1/29	300	422
Dow Chemical Co.	2.100%	11/15/30	2,000	1,967
DuPont de Nemours Inc.	4.493%	11/15/25	8,425	9,710
DuPont de Nemours Inc.	4.725%	11/15/28	16,945	20,269
Ecolab Inc.	2.700%	11/1/26	11,023	12,334
Ecolab Inc.	3.250%	12/1/27	1,760	1,993
Ecolab Inc.	4.800%	3/24/30	8,594	10,917
Ecolab Inc.	1.300%	1/30/31	5,000	4,876
EI du Pont de Nemours & Co.	2.300%	7/15/30	2,000	2,108
Fibria Overseas Finance Ltd.	5.500%	1/17/27	6,025	6,793
FMC Corp.	3.200%	10/1/26	5,651	6,241
FMC Corp.	3.450%	10/1/29	7,550	8,446
Georgia-Pacific LLC	7.375%	12/1/25	1,679	2,161
4 Georgia-Pacific LLC	2.100%	4/30/27	3,000	3,149
4 Georgia-Pacific LLC	2.300%	4/30/30	5,000	5,286
Huntsman International LLC	4.500%	5/1/29	6,423	7,210
International Flavors & Fragrances Inc.	4.450%	9/26/28	2,000	2,347
International Paper Co.	3.800%	1/15/26	2,612	2,981
Kinross Gold Corp.	4.500%	7/15/27	6,617	7,502
LYB International Finance II BV	3.500%	3/2/27	8,697	9,642
LYB International Finance III LLC	3.375%	5/1/30	6,427	7,015
Mosaic Co.	4.050%	11/15/27	6,362	7,082
Newmont Corp.	2.800%	10/1/29	9,883	10,688
Newmont Corp.	2.250%	10/1/30	2,000	2,061
Nucor Corp.	3.950%	5/1/28	4,410	5,133
Nucor Corp.	2.700%	6/1/30	4,500	4,826
Nutrien Ltd.	4.000%	12/15/26	3,663	4,233
Nutrien Ltd.	4.200%	4/1/29	3,575	4,250
Nutrien Ltd.	2.950%	5/13/30	4,350	4,755
Packaging Corp. of America	3.400%	12/15/27	3,495	3,904
Packaging Corp. of America	3.000%	12/15/29	3,940	4,311
PPG Industries Inc.	3.750%	3/15/28	100	121
PPG Industries Inc.	2.800%	8/15/29	600	657
PPG Industries Inc.	2.550%	6/15/30	5,100	5,396
Praxair Inc.	3.200%	1/30/26	5,262	5,894
Praxair Inc.	1.100%	8/10/30	5,000	4,847
Reliance Steel & Aluminum Co.	2.150%	8/15/30	4,000	3,915
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	1,100	1,547
Rohm & Haas Co.	7.850%	7/15/29	11,950	16,862
RPM International Inc.	3.750%	3/15/27	4,440	4,857
RPM International Inc.	4.550%	3/1/29	4,301	5,026
Sherwin-Williams Co.	3.950%	1/15/26	3,466	3,942
Sherwin-Williams Co.	3.450%	6/1/27	20,297	22,845
Sherwin-Williams Co.	2.950%	8/15/29	16,000	17,541
Sherwin-Williams Co.	2.300%	5/15/30	1,450	1,512

Steel Dynamics Inc.	3.450%	4/15/30	5,282	5,797
Steel Dynamics Inc.	3.250%	1/15/31	3,000	3,214
Suzano Austria GmbH	6.000%	1/15/29	16,250	18,462
Suzano Austria GmbH	5.000%	1/15/30	8,900	9,575
4 Teck Resources Ltd.	3.900%	7/15/30	2,750	2,883
Vale Overseas Ltd.	6.250%	8/10/26	16,554	19,492
Vale Overseas Ltd.	3.750%	7/8/30	11,200	11,502
Westlake Chemical Corp.	3.600%	8/15/26	8,053	8,837
Westlake Chemical Corp.	3.375%	6/15/30	1,400	1,503
Weyerhaeuser Co.	4.000%	11/15/29	5,564	6,514
Weyerhaeuser Co.	4.000%	4/15/30	7,340	8,618
WRKCo Inc.	4.650%	3/15/26	7,381	8,658
WRKCo Inc.	3.375%	9/15/27	7,561	8,292
WRKCo Inc.	4.000%	3/15/28	3,738	4,295
WRKCo Inc.	3.900%	6/1/28	5,150	5,866
WRKCo Inc.	4.900%	3/15/29	15,663	19,296
Yamana Gold Inc.	4.625%	12/15/27	875	953

Capital Goods (2.6%)
3M Co.	2.250%	9/19/26	5,856	6,342
3M Co.	2.875%	10/15/27	7,850	8,730
3M Co.	3.625%	9/14/28	5,980	6,978
3M Co.	3.375%	3/1/29	8,100	9,315
3M Co.	2.375%	8/26/29	8,862	9,587
3M Co.	3.050%	4/15/30	3,690	4,213
ABB Finance USA Inc.	3.800%	4/3/28	4,260	5,090
Allegion plc	3.500%	10/1/29	3,550	3,876
Allegion US Holding Co. Inc.	3.550%	10/1/27	3,200	3,479
Amphenol Corp.	4.350%	6/1/29	2,100	2,544
Amphenol Corp.	2.800%	2/15/30	11,500	12,602
Avery Dennison Corp.	4.875%	12/6/28	4,225	5,196
Avery Dennison Corp.	2.650%	4/30/30	8,164	8,704
Bemis Co. Inc.	3.100%	9/15/26	2,700	2,941
Bemis Co. Inc.	2.630%	6/19/30	5,900	6,280
Boeing Co.	2.600%	10/30/25	2,600	2,593
Boeing Co.	3.100%	5/1/26	5,100	5,099
Boeing Co.	2.250%	6/15/26	5,600	5,331
Boeing Co.	2.700%	2/1/27	4,993	4,866
Boeing Co.	2.800%	3/1/27	2,947	2,885
Boeing Co.	5.040%	5/1/27	19,720	21,706
Boeing Co.	3.250%	3/1/28	3,450	3,413
Boeing Co.	3.450%	11/1/28	4,036	4,054
Boeing Co.	3.200%	3/1/29	7,800	7,660
Boeing Co.	2.950%	2/1/30	6,325	6,118
Boeing Co.	5.150%	5/1/30	42,590	47,803
Carlisle Cos. Inc.	3.750%	12/1/27	5,183	5,857
Carlisle Cos. Inc.	2.750%	3/1/30	6,920	7,332
4 Carrier Global Corp.	2.493%	2/15/27	11,210	11,700
4 Carrier Global Corp.	2.722%	2/15/30	17,500	18,264
Caterpillar Financial Services Corp.	2.400%	8/9/26	3,785	4,130
Caterpillar Financial Services Corp.	1.100%	9/14/27	4,000	3,994
Caterpillar Inc.	2.600%	9/19/29	3,350	3,653
Caterpillar Inc.	2.600%	4/9/30	8,905	9,738
5 CNH Industrial Capital LLC	1.875%	1/15/26	5,000	4,992
CNH Industrial NV	3.850%	11/15/27	4,775	5,161
Deere & Co.	5.375%	10/16/29	1,558	2,049
Deere & Co.	3.100%	4/15/30	4,095	4,667

Dover Corp.	3.150%	11/15/25	4,014	4,429
Dover Corp.	2.950%	11/4/29	1,750	1,923
Eagle Materials Inc.	4.500%	8/1/26	2,300	2,394
Eaton Corp.	3.103%	9/15/27	6,200	6,902
Emerson Electric Co.	0.875%	10/15/26	4,000	3,978
Emerson Electric Co.	1.800%	10/15/27	7,150	7,477
Flowserve Corp.	3.500%	10/1/30	3,140	3,110
Fortive Corp.	3.150%	6/15/26	8,031	8,870
Fortune Brands Home & Security Inc.	3.250%	9/15/29	4,125	4,556
General Dynamics Corp.	2.125%	8/15/26	6,785	7,287
General Dynamics Corp.	3.500%	4/1/27	4,350	4,987
General Dynamics Corp.	2.625%	11/15/27	3,685	4,022
General Dynamics Corp.	3.750%	5/15/28	8,406	9,846
General Dynamics Corp.	3.625%	4/1/30	11,100	13,202
General Electric Co.	3.450%	5/1/27	11,075	11,699
General Electric Co.	3.625%	5/1/30	12,943	13,410
Hexcel Corp.	3.950%	2/15/27	4,045	4,373
Honeywell International Inc.	2.500%	11/1/26	11,843	13,022
Honeywell International Inc.	2.700%	8/15/29	6,480	7,169
Honeywell International Inc.	1.950%	6/1/30	17,891	18,771
Hubbell Inc.	3.350%	3/1/26	3,380	3,669
Hubbell Inc.	3.150%	8/15/27	2,700	2,860
Hubbell Inc.	3.500%	2/15/28	3,650	3,975
Huntington Ingalls Industries Inc.	3.483%	12/1/27	4,195	4,592
4 Huntington Ingalls Industries Inc.	4.200%	5/1/30	4,501	5,162
IDEX Corp.	3.000%	5/1/30	4,439	4,880
Illinois Tool Works Inc.	2.650%	11/15/26	9,430	10,421
Ingersoll-Rand Luxembourg Finance SA	3.500%	3/21/26	3,225	3,606
Ingersoll-Rand Luxembourg Finance SA	3.800%	3/21/29	7,400	8,673
John Deere Capital Corp.	2.650%	6/10/26	6,023	6,617
John Deere Capital Corp.	2.250%	9/14/26	7,296	7,900
John Deere Capital Corp.	1.750%	3/9/27	3,300	3,442
John Deere Capital Corp.	2.800%	9/8/27	6,175	6,862
John Deere Capital Corp.	3.050%	1/6/28	3,935	4,396
John Deere Capital Corp.	3.450%	3/7/29	5,116	5,931
John Deere Capital Corp.	2.800%	7/18/29	5,114	5,699
John Deere Capital Corp.	2.450%	1/9/30	8,257	8,948
Johnson Controls International plc	3.900%	2/14/26	3,161	3,600
Johnson Controls International plc / Tyco Fire
& Security Finance SCA	1.750%	9/15/30	2,125	2,129
Kennametal Inc.	4.625%	6/15/28	1,989	2,202
L3Harris Technologies Inc.	3.850%	12/15/26	6,987	8,034
L3Harris Technologies Inc.	4.400%	6/15/28	12,538	14,887
L3Harris Technologies Inc.	4.400%	6/15/28	2,225	2,653
L3Harris Technologies Inc.	2.900%	12/15/29	3,622	3,954
Leggett & Platt Inc.	3.500%	11/15/27	4,000	4,179
Leggett & Platt Inc.	4.400%	3/15/29	4,429	4,888
Lennox International Inc.	1.700%	8/1/27	2,875	2,873
Lockheed Martin Corp.	3.550%	1/15/26	16,804	19,133
Lockheed Martin Corp.	1.850%	6/15/30	7,172	7,429
Martin Marietta Materials Inc.	3.450%	6/1/27	3,975	4,407
Martin Marietta Materials Inc.	3.500%	12/15/27	2,775	3,117
Martin Marietta Materials Inc.	2.500%	3/15/30	5,263	5,455
Masco Corp.	4.375%	4/1/26	5,439	6,312
Masco Corp.	3.500%	11/15/27	3,500	3,881
Masco Corp.	2.000%	10/1/30	1,100	1,099
Mohawk Industries Inc.	3.625%	5/15/30	4,275	4,667

Northrop Grumman Corp.	3.200%	2/1/27	7,425	8,288
Northrop Grumman Corp.	3.250%	1/15/28	22,341	25,061
Northrop Grumman Corp.	4.400%	5/1/30	12,134	14,920
Nvent Finance Sarl	4.550%	4/15/28	4,099	4,428
Oshkosh Corp.	4.600%	5/15/28	3,100	3,534
Oshkosh Corp.	3.100%	3/1/30	1,900	2,009
Otis Worldwide Corp.	2.293%	4/5/27	3,667	3,838
Otis Worldwide Corp.	2.565%	2/15/30	17,450	18,731
Owens Corning	3.400%	8/15/26	6,360	6,873
Owens Corning	3.950%	8/15/29	1,875	2,122
Owens Corning	3.875%	6/1/30	1,815	2,054
Parker-Hannifin Corp.	3.250%	3/1/27	9,653	10,656
Parker-Hannifin Corp.	3.250%	6/14/29	11,025	12,343
4 Raytheon Technologies Corp.	3.500%	3/15/27	17,564	19,716
Raytheon Technologies Corp.	3.125%	5/4/27	15,925	17,648
4 Raytheon Technologies Corp.	7.200%	8/15/27	182	243
Raytheon Technologies Corp.	6.700%	8/1/28	1,000	1,357
Raytheon Technologies Corp.	4.125%	11/16/28	32,808	38,819
Raytheon Technologies Corp.	7.500%	9/15/29	5,255	7,671
Raytheon Technologies Corp.	2.250%	7/1/30	7,111	7,466
Republic Services Inc.	2.900%	7/1/26	8,155	9,008
Republic Services Inc.	3.375%	11/15/27	7,241	8,218
Republic Services Inc.	3.950%	5/15/28	686	808
Republic Services Inc.	2.300%	3/1/30	11,853	12,537
Rockwell Automation Inc.	3.500%	3/1/29	4,655	5,384
Roper Technologies Inc.	3.850%	12/15/25	2,663	3,028
Roper Technologies Inc.	3.800%	12/15/26	10,093	11,628
Roper Technologies Inc.	1.400%	9/15/27	6,675	6,748
Roper Technologies Inc.	4.200%	9/15/28	7,126	8,486
Roper Technologies Inc.	2.950%	9/15/29	7,728	8,480
Roper Technologies Inc.	2.000%	6/30/30	4,375	4,457
Snap-on Inc.	3.250%	3/1/27	2,575	2,848
Sonoco Products Co.	3.125%	5/1/30	4,301	4,670
Stanley Black & Decker Inc.	3.400%	3/1/26	4,585	5,137
Stanley Black & Decker Inc.	4.250%	11/15/28	7,069	8,582
Stanley Black & Decker Inc.	2.300%	3/15/30	4,580	4,880
Textron Inc.	4.000%	3/15/26	4,498	4,956
Textron Inc.	3.650%	3/15/27	5,118	5,569
Textron Inc.	3.375%	3/1/28	1,250	1,341
Textron Inc.	3.900%	9/17/29	1,393	1,563
Textron Inc.	3.000%	6/1/30	200	210
Timken Co.	4.500%	12/15/28	3,000	3,277
Vulcan Materials Co.	3.900%	4/1/27	1,500	1,703
Vulcan Materials Co.	3.500%	6/1/30	6,875	7,722
Wabtec Corp.	3.450%	11/15/26	8,106	8,596
Wabtec Corp.	4.950%	9/15/28	9,050	10,534
Waste Connections Inc.	3.500%	5/1/29	8,650	9,825
Waste Connections Inc.	2.600%	2/1/30	5,685	6,108
Waste Management Inc.	3.150%	11/15/27	6,974	7,760
Xylem Inc.	3.250%	11/1/26	4,685	5,218
Xylem Inc.	1.950%	1/30/28	5,000	5,203

Communication (3.5%)
Activision Blizzard Inc.	3.400%	9/15/26	7,785	8,851
Activision Blizzard Inc.	3.400%	6/15/27	3,099	3,498
Activision Blizzard Inc.	1.350%	9/15/30	5,000	4,883
America Movil SAB de CV	3.625%	4/22/29	11,350	12,939

America Movil SAB de CV	2.875%	5/7/30	4,000	4,328
American Tower Corp.	4.400%	2/15/26	3,672	4,206
American Tower Corp.	3.375%	10/15/26	8,674	9,632
American Tower Corp.	3.125%	1/15/27	9,484	10,303
American Tower Corp.	3.550%	7/15/27	7,225	8,089
American Tower Corp.	3.600%	1/15/28	5,850	6,552
American Tower Corp.	3.950%	3/15/29	7,350	8,449
American Tower Corp.	3.800%	8/15/29	13,417	15,346
American Tower Corp.	2.900%	1/15/30	10,316	11,159
American Tower Corp.	2.100%	6/15/30	6,000	6,057
AT&T Inc.	3.875%	1/15/26	6,838	7,751
AT&T Inc.	4.125%	2/17/26	23,392	26,766
AT&T Inc.	2.950%	7/15/26	6,941	7,562
AT&T Inc.	3.800%	2/15/27	15,617	17,607
AT&T Inc.	4.250%	3/1/27	16,836	19,483
AT&T Inc.	2.300%	6/1/27	26,286	27,571
AT&T Inc.	1.650%	2/1/28	21,850	21,871
AT&T Inc.	4.100%	2/15/28	12,400	14,318
AT&T Inc.	4.350%	3/1/29	25,275	29,602
AT&T Inc.	4.300%	2/15/30	26,650	31,418
British Telecommunications plc	5.125%	12/4/28	6,300	7,621
Charter Communications Operating LLC /
Charter Communications Operating Capital	3.750%	2/15/28	14,662	16,230
Charter Communications Operating LLC /
Charter Communications Operating Capital	4.200%	3/15/28	8,350	9,478
Charter Communications Operating LLC /
Charter Communications Operating Capital	5.050%	3/30/29	12,660	15,120
Comcast Corp.	3.950%	10/15/25	29,940	34,330
Comcast Corp.	3.150%	3/1/26	12,786	14,213
Comcast Corp.	2.350%	1/15/27	17,180	18,444
Comcast Corp.	3.300%	2/1/27	14,853	16,734
Comcast Corp.	3.300%	4/1/27	7,850	8,857
Comcast Corp.	3.150%	2/15/28	11,930	13,379
Comcast Corp.	4.150%	10/15/28	42,947	51,641
Comcast Corp .	2.650%	2/1/30	16,872	18,409
Comcast Corp.	3.400%	4/1/30	16,349	18,822
Crown Castle International Corp.	4.450%	2/15/26	16,113	18,462
Crown Castle International Corp.	3.700%	6/15/26	6,633	7,395
Crown Castle International Corp.	4.000%	3/1/27	5,435	6,179
Crown Castle International Corp.	3.650%	9/1/27	4,409	4,929
Crown Castle International Corp.	3.800%	2/15/28	13,781	15,573
Crown Castle International Corp.	4.300%	2/15/29	975	1,136
Crown Castle International Corp.	3.100%	11/15/29	6,550	7,091
Crown Castle International Corp.	3.300%	7/1/30	8,250	9,014
Deutsche Telekom International Finance BV	8.750%	6/15/30	31,190	48,362
Discovery Communications LLC	4.900%	3/11/26	9,500	11,090
Discovery Communications LLC	3.950%	3/20/28	14,634	16,643
Discovery Communications LLC	4.125%	5/15/29	11,275	12,948
Discovery Communications LLC	3.625%	5/15/30	10,851	12,012
Electronic Arts Inc.	4.800%	3/1/26	3,750	4,448
Fox Corp.	4.709%	1/25/29	16,060	19,231
Fox Corp.	3.500%	4/8/30	6,300	7,105
Grupo Televisa SAB	4.625%	1/30/26	3,135	3,515
Interpublic Group of Cos. Inc.	4.650%	10/1/28	4,440	5,256
Interpublic Group of Cos. Inc.	4.750%	3/30/30	5,950	7,134
Moody's Corp.	3.250%	1/15/28	4,000	4,525
Moody's Corp.	4.250%	2/1/29	1,100	1,316

Omnicom Group Inc.	2.450%	4/30/30	2,875	2,965
Omnicom Group Inc.	4.200%	6/1/30	1,625	1,899
Omnicom Group Inc. / Omnicom Capital Inc.	3.600%	4/15/26	13,117	14,783
RELX Capital Inc.	4.000%	3/18/29	7,300	8,560
RELX Capital Inc.	3.000%	5/22/30	7,150	7,814
Rogers Communications Inc.	3.625%	12/15/25	5,551	6,274
Rogers Communications Inc.	2.900%	11/15/26	2,625	2,911
S&P Global Inc.	2.950%	1/22/27	4,365	4,857
S&P Global Inc.	2.500%	12/1/29	7,067	7,690
S&P Global Inc.	1.250%	8/15/30	6,000	5,863
4 T-Mobile USA Inc.	1.500%	2/15/26	8,050	8,076
4 T-Mobile USA Inc.	3.750%	4/15/27	36,203	40,524
4 T-Mobile USA Inc.	2.050%	2/15/28	14,700	15,041
4 T-Mobile USA Inc.	3.875%	4/15/30	62,355	70,975
TCI Communications Inc.	7.875%	2/15/26	3,800	5,149
TCI Communications Inc.	7.125%	2/15/28	716	995
Telefonica Emisiones SAU	4.103%	3/8/27	17,865	20,312
Telefonica Europe BV	8.250%	9/15/30	5,000	7,516
TELUS Corp.	2.800%	2/16/27	5,600	6,014
TELUS Corp.	3.700%	9/15/27	1,355	1,528
Thomson Reuters Corp.	3.350%	5/15/26	5,250	5,772
Verizon Communications Inc.	2.625%	8/15/26	18,834	20,548
Verizon Communications Inc.	4.125%	3/16/27	29,520	34,808
Verizon Communications Inc.	3.000%	3/22/27	10,947	12,188
Verizon Communications Inc.	4.329%	9/21/28	38,143	46,300
Verizon Communications Inc.	3.875%	2/8/29	2,711	3,204
Verizon Communications Inc.	4.016%	12/3/29	40,719	48,757
Verizon Communications Inc.	3.150%	3/22/30	13,840	15,633
Verizon Communications Inc.	1.500%	9/18/30	2,500	2,483
ViacomCBS Inc.	4.000%	1/15/26	9,147	10,276
ViacomCBS Inc.	2.900%	1/15/27	9,748	10,555
ViacomCBS Inc.	3.375%	2/15/28	5,400	5,934
ViacomCBS Inc.	3.700%	6/1/28	6,750	7,505
ViacomCBS Inc.	4.200%	6/1/29	1,400	1,615
ViacomCBS Inc.	7.875%	7/30/30	700	1,014
ViacomCBS Inc.	4.950%	1/15/31	5,161	6,185
Vodafone Group plc	4.375%	5/30/28	31,875	37,594
Vodafone Group plc	7.875%	2/15/30	5,350	7,739
Walt Disney Co.	3.700%	10/15/25	5,041	5,708
Walt Disney Co.	1.750%	1/13/26	15,770	16,408
Walt Disney Co.	3.000%	2/13/26	7,137	7,941
Walt Disney Co.	1.850%	7/30/26	12,526	13,129
Walt Disney Co.	3.375%	11/15/26	6,600	7,455
Walt Disney Co.	3.700%	3/23/27	7,450	8,561
Walt Disney Co.	2.200%	1/13/28	13,600	14,313
Walt Disney Co.	2.000%	9/1/29	13,797	14,253
Walt Disney Co.	3.800%	3/22/30	11,590	13,676
Weibo Corp.	3.375%	7/8/30	6,860	7,003

Consumer Cyclical (3.5%)
Advance Auto Parts Inc.	3.900%	4/15/30	4,600	5,177
Alibaba Group Holding Ltd.	3.400%	12/6/27	20,395	22,854
Amazon.com Inc.	5.200%	12/3/25	9,104	11,072
Amazon.com Inc.	1.200%	6/3/27	8,200	8,317
Amazon.com Inc.	3.150%	8/22/27	31,739	36,104
Amazon.com Inc.	1.500%	6/3/30	20,750	21,121
American Honda Finance Corp.	2.300%	9/9/26	3,850	4,096

American Honda Finance Corp.	2.350%	1/8/27	6,233	6,602
American Honda Finance Corp.	3.500%	2/15/28	3,475	3,935
Aptiv plc	4.250%	1/15/26	5,600	6,416
Aptiv plc	4.350%	3/15/29	1,300	1,462
Automatic Data Processing Inc.	1.250%	9/1/30	8,000	7,853
AutoNation Inc.	4.500%	10/1/25	4,365	4,849
AutoNation Inc.	3.800%	11/15/27	5,375	5,873
AutoNation Inc.	4.750%	6/1/30	478	563
AutoZone Inc.	3.125%	4/21/26	5,385	5,873
AutoZone Inc.	3.750%	6/1/27	4,765	5,444
AutoZone Inc.	3.750%	4/18/29	3,675	4,251
AutoZone Inc.	4.000%	4/15/30	8,027	9,510
Best Buy Co. Inc.	4.450%	10/1/28	3,885	4,599
Block Financial LLC	5.250%	10/1/25	3,025	3,398
Block Financial LLC	3.875%	8/15/30	6,000	6,022
Booking Holdings Inc.	3.600%	6/1/26	8,155	9,032
Booking Holdings Inc.	4.500%	4/13/27	6,450	7,569
Booking Holdings Inc.	3.550%	3/15/28	3,335	3,719
Booking Holdings Inc.	4.625%	4/13/30	13,661	16,320
BorgWarner Inc.	2.650%	7/1/27	10,000	10,526
Costco Wholesale Corp.	3.000%	5/18/27	11,218	12,590
Costco Wholesale Corp.	1.375%	6/20/27	7,881	8,052
Costco Wholesale Corp.	1.600%	4/20/30	24,950	25,401
Cummins Inc.	1.500%	9/1/30	5,000	4,967
Darden Restaurants Inc.	3.850%	5/1/27	4,125	4,365
Dollar General Corp.	4.150%	11/1/25	4,622	5,326
Dollar General Corp.	3.875%	4/15/27	8,116	9,303
Dollar General Corp.	4.125%	5/1/28	3,700	4,346
Dollar General Corp.	3.500%	4/3/30	11,145	12,731
Dollar Tree Inc.	4.200%	5/15/28	10,950	12,867
DR Horton Inc.	2.600%	10/15/25	4,000	4,289
DR Horton Inc.	1.400%	10/15/27	2,000	1,988
eBay Inc.	3.600%	6/5/27	11,588	13,090
eBay Inc.	2.700%	3/11/30	11,484	12,161
Expedia Group Inc.	5.000%	2/15/26	10,295	10,977
4 Expedia Group Inc.	4.625%	8/1/27	3,000	3,141
Expedia Group Inc.	3.800%	2/15/28	6,769	6,795
Expedia Group Inc.	3.250%	2/15/30	14,199	13,606
General Motors Co.	6.125%	10/1/25	13,408	15,529
General Motors Co.	4.200%	10/1/27	3,550	3,840
General Motors Co.	6.800%	10/1/27	8,650	10,484
General Motors Co.	5.000%	10/1/28	11,079	12,495
General Motors Financial Co. Inc.	5.250%	3/1/26	17,344	19,534
General Motors Financial Co. Inc.	4.000%	10/6/26	12,313	13,212
General Motors Financial Co. Inc.	4.350%	1/17/27	6,717	7,281
General Motors Financial Co. Inc.	2.700%	8/20/27	5,000	4,978
General Motors Financial Co. Inc.	3.850%	1/5/28	5,430	5,735
General Motors Financial Co. Inc.	5.650%	1/17/29	8,050	9,394
General Motors Financial Co. Inc.	3.600%	6/21/30	10,300	10,635
GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	8,075	8,943
GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/28	5,375	6,103
GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	9,902	11,008
Home Depot Inc.	3.000%	4/1/26	15,405	17,323
Home Depot Inc.	2.125%	9/15/26	12,719	13,670
Home Depot Inc.	2.500%	4/15/27	7,900	8,605
Home Depot Inc.	2.800%	9/14/27	9,125	10,094
Home Depot Inc.	3.900%	12/6/28	7,575	9,038

Home Depot Inc.	2.950%	6/15/29	13,691	15,487
Home Depot Inc.	2.700%	4/15/30	13,010	14,462
Hyatt Hotels Corp.	4.850%	3/15/26	4,403	4,740
Hyatt Hotels Corp.	4.375%	9/15/28	4,705	4,823
IHS Markit Ltd.	4.750%	8/1/28	7,700	9,144
IHS Markit Ltd.	4.250%	5/1/29	6,235	7,217
JD.com Inc.	3.875%	4/29/26	4,775	5,298
JD.com Inc.	3.375%	1/14/30	8,800	9,515
Las Vegas Sands Corp.	3.500%	8/18/26	9,100	9,210
Las Vegas Sands Corp.	3.900%	8/8/29	6,423	6,423
Lear Corp.	3.800%	9/15/27	6,649	7,000
Lear Corp.	4.250%	5/15/29	3,000	3,209
Lear Corp.	3.500%	5/30/30	3,400	3,476
Lowe's Cos. Inc.	2.500%	4/15/26	11,377	12,334
Lowe's Cos. Inc.	3.100%	5/3/27	9,314	10,371
Lowe's Cos. Inc.	3.650%	4/5/29	18,000	20,776
Lowe's Cos. Inc.	4.500%	4/15/30	8,300	10,249
Magna International Inc.	4.150%	10/1/25	5,600	6,388
Magna International Inc.	2.450%	6/15/30	3,000	3,157
Marriott International Inc.	3.750%	10/1/25	4,020	4,124
Marriott International Inc.	3.125%	6/15/26	7,755	7,713
Marriott International Inc.	4.000%	4/15/28	5,250	5,369
Marriott International Inc.	4.625%	6/15/30	10,500	11,212
Mastercard Inc.	2.950%	11/21/26	9,254	10,408
Mastercard Inc.	3.300%	3/26/27	9,172	10,486
Mastercard Inc.	3.500%	2/26/28	6,130	7,144
Mastercard Inc.	2.950%	6/1/29	10,160	11,465
Mastercard Inc.	3.350%	3/26/30	11,588	13,529
McDonald's Corp.	3.700%	1/30/26	8,286	9,437
McDonald's Corp.	3.500%	3/1/27	9,433	10,702
McDonald's Corp.	3.500%	7/1/27	9,423	10,713
McDonald's Corp.	3.800%	4/1/28	16,329	19,010
McDonald's Corp.	2.625%	9/1/29	11,499	12,502
McDonald's Corp.	2.125%	3/1/30	11,200	11,656
McDonald's Corp.	3.600%	7/1/30	7,000	8,151
NIKE Inc.	2.375%	11/1/26	5,350	5,810
NIKE Inc.	2.750%	3/27/27	11,150	12,334
NIKE Inc.	2.850%	3/27/30	14,450	16,216
Nordstrom Inc.	4.000%	3/15/27	1,670	1,419
NVR Inc.	3.000%	5/15/30	6,500	6,998
O'Reilly Automotive Inc.	3.550%	3/15/26	2,712	3,067
O'Reilly Automotive Inc.	3.600%	9/1/27	10,595	12,043
O'Reilly Automotive Inc.	3.900%	6/1/29	4,720	5,516
O'Reilly Automotive Inc.	4.200%	4/1/30	8,260	9,917
Ralph Lauren Corp.	2.950%	6/15/30	5,300	5,527
Ross Stores Inc.	4.700%	4/15/27	6,100	7,183
Ross Stores Inc.	4.800%	4/15/30	4,100	4,978
4 Sands China Ltd.	3.800%	1/8/26	3,090	3,206
Sands China Ltd.	5.400%	8/8/28	17,360	19,378
4 Sands China Ltd.	4.375%	6/18/30	6,883	7,244
Starbucks Corp.	2.450%	6/15/26	5,663	6,147
Starbucks Corp.	2.000%	3/12/27	3,050	3,197
Starbucks Corp.	3.500%	3/1/28	5,800	6,597
Starbucks Corp.	4.000%	11/15/28	2,603	3,066
Starbucks Corp.	3.550%	8/15/29	8,264	9,474
Starbucks Corp.	2.250%	3/12/30	9,474	9,827
Tapestry Inc.	4.125%	7/15/27	5,350	5,272

Target Corp.	2.500%	4/15/26	9,112	9,938
Target Corp.	3.375%	4/15/29	6,933	8,049
Target Corp.	2.350%	2/15/30	4,485	4,851
TJX Cos. Inc.	2.250%	9/15/26	11,931	12,713
TJX Cos. Inc.	3.750%	4/15/27	11,039	12,666
TJX Cos. Inc.	3.875%	4/15/30	8,670	10,253
Toyota Motor Corp.	3.669%	7/20/28	1,678	1,965
Toyota Motor Corp.	2.760%	7/2/29	4,075	4,525
Toyota Motor Credit Corp.	3.200%	1/11/27	8,920	10,006
Toyota Motor Credit Corp.	1.150%	8/13/27	5,000	4,990
Toyota Motor Credit Corp.	3.050%	1/11/28	5,450	6,116
Toyota Motor Credit Corp.	3.650%	1/8/29	4,785	5,595
Toyota Motor Credit Corp.	2.150%	2/13/30	6,300	6,629
Toyota Motor Credit Corp.	3.375%	4/1/30	9,000	10,353
VF Corp.	2.800%	4/23/27	4,600	4,976
VF Corp.	2.950%	4/23/30	7,765	8,439
Visa Inc.	3.150%	12/14/25	36,316	40,547
Visa Inc.	1.900%	4/15/27	14,260	15,093
Visa Inc.	0.750%	8/15/27	2,000	1,982
Visa Inc.	2.750%	9/15/27	9,525	10,584
Visa Inc.	2.050%	4/15/30	14,600	15,626
Walgreens Boots Alliance Inc.	3.450%	6/1/26	15,235	16,633
Walgreens Boots Alliance Inc.	3.200%	4/15/30	3,500	3,655
Walmart Inc.	3.050%	7/8/26	13,965	15,708
Walmart Inc.	3.700%	6/26/28	21,348	25,172
Walmart Inc.	3.250%	7/8/29	21,850	25,456
Walmart Inc.	2.375%	9/24/29	11,000	12,055
Walmart Inc.	7.550%	2/15/30	100	155

Consumer Noncyclical (7.1%)
Abbott Laboratories	3.750%	11/30/26	19,260	22,345
Abbott Laboratories	1.150%	1/30/28	6,900	6,939
Abbott Laboratories	1.400%	6/30/30	3,800	3,811
AbbVie Inc.	3.200%	5/14/26	22,757	25,009
4 AbbVie Inc.	2.950%	11/21/26	38,925	42,239
AbbVie Inc.	4.250%	11/14/28	16,621	19,649
4 AbbVie Inc.	3.200%	11/21/29	51,672	56,811
Adventist Health System/West	2.952%	3/1/29	2,150	2,232
Advocate Health & Hospitals Corp.	3.829%	8/15/28	2,600	3,008
Advocate Health & Hospitals Corp.	2.211%	6/15/30	1,000	1,041
Agilent Technologies Inc.	3.050%	9/22/26	2,650	2,930
Agilent Technologies Inc.	2.750%	9/15/29	4,025	4,334
Agilent Technologies Inc.	2.100%	6/4/30	4,275	4,360
Altria Group Inc.	4.400%	2/14/26	20,577	23,709
Altria Group Inc.	2.625%	9/16/26	6,235	6,683
Altria Group Inc.	4.800%	2/14/29	20,563	24,327
Altria Group Inc.	3.400%	5/6/30	8,842	9,621
AmerisourceBergen Corp.	3.450%	12/15/27	3,975	4,541
AmerisourceBergen Corp.	2.800%	5/15/30	7,325	7,795
Amgen Inc.	2.600%	8/19/26	9,351	10,159
Amgen Inc.	2.200%	2/21/27	17,250	18,214
Amgen Inc.	3.200%	11/2/27	7,006	7,815
Amgen Inc.	2.450%	2/21/30	14,000	14,819
Anheuser-Busch Cos. LLC / Anheuser-Busch
InBev Worldwide Inc.	3.650%	2/1/26	33,981	38,054
Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	6,786	7,588
Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	22,330	25,765

Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	37,544	45,629
Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	15,880	18,082
Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	1,100	1,379
Archer-Daniels-Midland Co.	2.500%	8/11/26	9,455	10,271
Archer-Daniels-Midland Co.	3.250%	3/27/30	8,600	9,820
Ascension Health	2.532%	11/15/29	5,458	5,903
AstraZeneca plc	3.375%	11/16/25	17,795	19,958
AstraZeneca plc	0.700%	4/8/26	11,800	11,631
AstraZeneca plc	3.125%	6/12/27	7,875	8,742
AstraZeneca plc	4.000%	1/17/29	11,165	13,231
AstraZeneca plc	1.375%	8/6/30	10,250	9,994
Banner Health	2.338%	1/1/30	2,725	2,823
BAT Capital Corp.	3.215%	9/6/26	11,615	12,487
BAT Capital Corp.	4.700%	4/2/27	5,550	6,357
BAT Capital Corp.	3.557%	8/15/27	25,716	27,788
BAT Capital Corp.	2.259%	3/25/28	15,700	15,697
BAT Capital Corp.	3.462%	9/6/29	9,675	10,285
BAT Capital Corp.	4.906%	4/2/30	10,341	12,114
BAT International Finance plc	1.668%	3/25/26	13,450	13,443
4 Baxter International Inc.	3.750%	10/1/25	6,320	7,158
Baxter International Inc.	2.600%	8/15/26	6,417	6,988
4 Baxter International Inc.	3.950%	4/1/30	4,500	5,363
Becton Dickinson & Co.	3.700%	6/6/27	20,150	22,728
Becton Dickinson & Co.	2.823%	5/20/30	498	535
Biogen Inc.	2.250%	5/1/30	13,845	14,093
3 Bon Secours Mercy Health Inc.	3.464%	6/1/30	3,314	3,739
Boston Scientific Corp.	3.750%	3/1/26	10,291	11,706
Boston Scientific Corp.	4.000%	3/1/29	13,809	16,026
Boston Scientific Corp.	2.650%	6/1/30	11,960	12,679
Bristol-Myers Squibb Co.	3.200%	6/15/26	26,940	30,052
Bristol-Myers Squibb Co.	3.250%	2/27/27	200	229
Bristol-Myers Squibb Co.	3.450%	11/15/27	10,286	11,826
Bristol-Myers Squibb Co.	3.900%	2/20/28	19,375	22,767
Bristol-Myers Squibb Co.	3.400%	7/26/29	35,327	41,237
Bunge Ltd. Finance Corp.	3.250%	8/15/26	6,416	6,890
Bunge Ltd. Finance Corp.	3.750%	9/25/27	4,600	4,975
Campbell Soup Co.	4.150%	3/15/28	7,335	8,528
Campbell Soup Co.	2.375%	4/24/30	4,365	4,537
Cardinal Health Inc.	3.750%	9/15/25	2,025	2,262
Cardinal Health Inc.	3.410%	6/15/27	9,905	10,995
CHRISTUS Health	4.341%	7/1/28	3,000	3,511
Church & Dwight Co. Inc.	3.150%	8/1/27	3,375	3,725
Cigna Corp.	4.125%	11/15/25	18,488	21,155
Cigna Corp.	4.500%	2/25/26	12,896	15,027
Cigna Corp.	3.400%	3/1/27	13,797	15,497
Cigna Corp.	3.050%	10/15/27	3,370	3,740
Cigna Corp.	4.375%	10/15/28	35,450	41,943
Cigna Corp.	2.400%	3/15/30	16,995	17,543
Clorox Co.	3.100%	10/1/27	5,850	6,564
Clorox Co.	3.900%	5/15/28	2,225	2,638
Clorox Co.	1.800%	5/15/30	3,700	3,801
Coca-Cola Co.	2.875%	10/27/25	10,160	11,281
Coca-Cola Co.	2.550%	6/1/26	2,550	2,805
Coca-Cola Co.	2.250%	9/1/26	13,790	14,908
Coca-Cola Co.	3.375%	3/25/27	11,150	12,772
Coca-Cola Co.	2.900%	5/25/27	2,500	2,792
Coca-Cola Co.	1.450%	6/1/27	7,750	7,974

Coca-Cola Co.	1.000%	3/15/28	12,000	11,980
Coca-Cola Co.	2.125%	9/6/29	10,533	11,238
Coca-Cola Co.	3.450%	3/25/30	10,100	11,935
Coca-Cola Co.	1.650%	6/1/30	6,221	6,423
Coca-Cola Consolidated Inc.	3.800%	11/25/25	3,570	3,975
Coca-Cola Femsa SAB de CV	2.750%	1/22/30	10,550	11,316
CommonSpirit Health	3.347%	10/1/29	7,809	8,267
Conagra Brands Inc.	4.600%	11/1/25	5,961	6,925
Conagra Brands Inc.	4.850%	11/1/28	11,025	13,451
Constellation Brands Inc.	4.400%	11/15/25	4,200	4,886
Constellation Brands Inc.	4.750%	12/1/25	6,217	7,386
Constellation Brands Inc.	3.700%	12/6/26	6,937	7,930
Constellation Brands Inc.	3.500%	5/9/27	8,933	10,012
Constellation Brands Inc.	3.600%	2/15/28	3,809	4,306
Constellation Brands Inc.	4.650%	11/15/28	6,380	7,661
Constellation Brands Inc.	3.150%	8/1/29	11,755	12,791
Constellation Brands Inc.	2.875%	5/1/30	540	581
CVS Health Corp.	2.875%	6/1/26	24,850	26,878
CVS Health Corp.	3.000%	8/15/26	5,919	6,453
CVS Health Corp.	3.625%	4/1/27	13,008	14,610
CVS Health Corp.	1.300%	8/21/27	13,000	12,754
CVS Health Corp.	4.300%	3/25/28	76,346	89,480
CVS Health Corp.	3.250%	8/15/29	23,769	26,084
CVS Health Corp.	3.750%	4/1/30	15,404	17,591
CVS Health Corp.	1.750%	8/21/30	13,375	13,017
DENTSPLY SIRONA Inc.	3.250%	6/1/30	6,834	7,398
DH Europe Finance II Sarl	2.600%	11/15/29	5,575	6,037
Diageo Capital plc	3.875%	5/18/28	4,078	4,772
Diageo Capital plc	2.375%	10/24/29	8,300	8,839
Diageo Capital plc	2.000%	4/29/30	11,000	11,324
Edwards Lifesciences Corp.	4.300%	6/15/28	5,560	6,645
Eli Lilly & Co.	3.375%	3/15/29	9,507	10,978
Estee Lauder Cos. Inc.	3.150%	3/15/27	3,450	3,884
Estee Lauder Cos. Inc.	2.375%	12/1/29	5,391	5,797
Estee Lauder Cos. Inc.	2.600%	4/15/30	6,125	6,684
Flowers Foods Inc.	3.500%	10/1/26	1,650	1,778
General Mills Inc.	3.200%	2/10/27	7,625	8,550
General Mills Inc.	4.200%	4/17/28	14,478	17,064
General Mills Inc.	2.875%	4/15/30	8,245	9,027
Gilead Sciences Inc.	3.650%	3/1/26	20,012	22,550
Gilead Sciences Inc.	2.950%	3/1/27	12,132	13,341
Gilead Sciences Inc.	1.200%	10/1/27	3,000	3,014
Gilead Sciences Inc.	1.650%	10/1/30	4,000	3,982
GlaxoSmithKline Capital Inc.	3.875%	5/15/28	12,575	14,949
GlaxoSmithKline Capital plc	3.375%	6/1/29	6,670	7,694
Hasbro Inc.	3.550%	11/19/26	6,656	7,044
Hasbro Inc.	3.500%	9/15/27	2,875	2,995
Hasbro Inc.	3.900%	11/19/29	8,850	9,302
HCA Inc.	5.250%	6/15/26	13,412	15,625
HCA Inc.	4.500%	2/15/27	11,700	13,192
HCA Inc.	4.125%	6/15/29	17,375	19,634
Hershey Co.	3.200%	8/21/25	396	443
Hershey Co.	2.300%	8/15/26	7,848	8,461
Hershey Co.	2.450%	11/15/29	4,165	4,568
Hershey Co.	1.700%	6/1/30	5,460	5,608
Hormel Foods Corp.	1.800%	6/11/30	7,725	7,942
Ingredion Inc.	3.200%	10/1/26	3,830	4,215

Ingredion Inc.	2.900%	6/1/30	4,166	4,506
JM Smucker Co.	3.375%	12/15/27	2,049	2,290
JM Smucker Co.	2.375%	3/15/30	5,750	5,992
Johnson & Johnson	2.450%	3/1/26	17,985	19,631
Johnson & Johnson	2.950%	3/3/27	7,617	8,539
Johnson & Johnson	0.950%	9/1/27	12,250	12,254
Johnson & Johnson	2.900%	1/15/28	13,615	15,302
Johnson & Johnson	6.950%	9/1/29	1,850	2,714
Johnson & Johnson	1.300%	9/1/30	15,000	15,128
Kaiser Foundation Hospitals	3.150%	5/1/27	4,846	5,429
Kellogg Co.	3.250%	4/1/26	3,300	3,673
Kellogg Co.	3.400%	11/15/27	5,820	6,564
Kellogg Co.	4.300%	5/15/28	5,750	6,824
Kellogg Co.	2.100%	6/1/30	4,800	4,914
Keurig Dr Pepper Inc.	3.400%	11/15/25	1,950	2,164
Keurig Dr Pepper Inc.	2.550%	9/15/26	3,750	4,067
Keurig Dr Pepper Inc.	3.430%	6/15/27	3,525	3,920
Keurig Dr Pepper Inc.	4.597%	5/25/28	16,675	20,060
Keurig Dr Pepper Inc.	3.200%	5/1/30	10,350	11,580
Kimberly-Clark Corp.	2.750%	2/15/26	5,337	5,840
Kimberly-Clark Corp.	1.050%	9/15/27	5,200	5,237
Kimberly-Clark Corp.	3.950%	11/1/28	4,440	5,320
Kimberly-Clark Corp.	3.200%	4/25/29	5,700	6,553
Kimberly-Clark Corp.	3.100%	3/26/30	6,105	6,982
Kroger Co.	3.500%	2/1/26	4,987	5,596
Kroger Co.	2.650%	10/15/26	6,723	7,320
Kroger Co.	3.700%	8/1/27	5,095	5,852
Kroger Co.	4.500%	1/15/29	5,039	6,179
Kroger Co.	7.700%	6/1/29	1,000	1,410
Kroger Co.	2.200%	5/1/30	4,268	4,461
Laboratory Corp. of America Holdings	3.600%	9/1/27	4,910	5,597
Laboratory Corp. of America Holdings	2.950%	12/1/29	5,345	5,881
McCormick & Co. Inc.	3.400%	8/15/27	9,525	10,710
McCormick & Co. Inc.	2.500%	4/15/30	6,750	7,210
McKesson Corp.	3.950%	2/16/28	7,349	8,551
McKesson Corp.	4.750%	5/30/29	3,366	4,091
Mead Johnson Nutrition Co.	4.125%	11/15/25	8,250	9,493
Medtronic Global Holdings SCA	3.350%	4/1/27	500	568
Merck & Co. Inc.	0.750%	2/24/26	14,366	14,393
Merck & Co. Inc.	3.400%	3/7/29	15,592	18,138
Merck & Co. Inc.	1.450%	6/24/30	7,100	7,194
Mercy Health/OH	4.302%	7/1/28	2,290	2,612
Molson Coors Beverage Co.	3.000%	7/15/26	17,422	18,585
Mondelez International Inc.	3.625%	2/13/26	8,088	9,175
Mondelez International Inc.	2.750%	4/13/30	14,525	15,802
Mylan Inc.	4.550%	4/15/28	6,375	7,403
Mylan NV	3.950%	6/15/26	21,199	23,819
Novartis Capital Corp.	3.000%	11/20/25	13,683	15,229
Novartis Capital Corp.	2.000%	2/14/27	8,104	8,586
Novartis Capital Corp.	3.100%	5/17/27	9,984	11,188
Novartis Capital Corp.	2.200%	8/14/30	3,000	3,226
PepsiCo Inc.	2.850%	2/24/26	7,542	8,346
PepsiCo Inc.	2.375%	10/6/26	12,105	13,162
PepsiCo Inc.	2.625%	3/19/27	6,250	6,856
PepsiCo Inc.	3.000%	10/15/27	13,277	14,977
PepsiCo Inc.	2.625%	7/29/29	16,575	18,299
PepsiCo Inc.	2.750%	3/19/30	15,315	17,085

PepsiCo Inc.	1.625%	5/1/30	12,050	12,333
PerkinElmer Inc.	3.300%	9/15/29	7,100	7,878
Perrigo Finance Unlimited Co.	4.375%	3/15/26	7,765	8,677
Perrigo Finance Unlimited Co.	3.150%	6/15/30	5,400	5,594
Pfizer Inc.	2.750%	6/3/26	13,421	14,849
Pfizer Inc.	3.000%	12/15/26	6,609	7,447
Pfizer Inc.	3.600%	9/15/28	7,982	9,402
Pfizer Inc.	3.450%	3/15/29	16,350	19,117
Pfizer Inc.	2.625%	4/1/30	5,300	5,881
Pfizer Inc.	1.700%	5/28/30	22,150	22,785
Pharmacia LLC	6.600%	12/1/28	3,200	4,444
Philip Morris International Inc.	3.375%	8/11/25	340	377
Philip Morris International Inc.	2.750%	2/25/26	9,452	10,372
Philip Morris International Inc.	3.125%	8/17/27	3,110	3,476
Philip Morris International Inc.	3.125%	3/2/28	4,425	4,886
Philip Morris International Inc.	3.375%	8/15/29	6,842	7,788
Philip Morris International Inc.	2.100%	5/1/30	6,675	6,859
Procter & Gamble Co.	2.700%	2/2/26	8,600	9,598
Procter & Gamble Co.	2.450%	11/3/26	11,275	12,440
Procter & Gamble Co.	2.800%	3/25/27	5,025	5,614
Procter & Gamble Co.	3.000%	3/25/30	14,875	17,233
Providence St. Joseph Health Obligated
Group	2.746%	10/1/26	2,175	2,359
Providence St. Joseph Health Obligated
Group	2.532%	10/1/29	2,941	3,130
Quest Diagnostics Inc.	3.450%	6/1/26	9,433	10,627
Quest Diagnostics Inc.	4.200%	6/30/29	3,950	4,685
Quest Diagnostics Inc.	2.950%	6/30/30	4,350	4,746
Quest Diagnostics Inc.	2.800%	6/30/31	1,250	1,346
Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	5,725	5,580
4 Royalty Pharma plc	1.750%	9/2/27	7,500	7,476
4 Royalty Pharma plc	2.200%	9/2/30	8,400	8,343
RUSH Obligated Group	3.922%	11/15/29	3,000	3,486
Sanofi	3.625%	6/19/28	7,150	8,346
Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	26,579	29,483
SSM Health Care Corp.	3.823%	6/1/27	2,900	3,183
Stanford Health Care	3.310%	8/15/30	2,137	2,438
Stryker Corp.	3.375%	11/1/25	6,333	7,074
Stryker Corp.	3.500%	3/15/26	6,910	7,790
Stryker Corp.	3.650%	3/7/28	4,575	5,294
Stryker Corp.	1.950%	6/15/30	7,075	7,197
Sutter Health	3.695%	8/15/28	3,000	3,364
Sysco Corp.	3.750%	10/1/25	6,300	6,921
Sysco Corp.	3.300%	7/15/26	9,060	9,874
Sysco Corp.	3.250%	7/15/27	8,475	9,112
Sysco Corp.	2.400%	2/15/30	5,525	5,532
Sysco Corp.	5.950%	4/1/30	9,324	11,767
Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	19,912	24,695
Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	21,545	21,812
Thermo Fisher Scientific Inc.	3.650%	12/15/25	4,450	5,052
Thermo Fisher Scientific Inc.	2.950%	9/19/26	10,986	12,215
Thermo Fisher Scientific Inc.	3.200%	8/15/27	6,150	6,907
Thermo Fisher Scientific Inc.	2.600%	10/1/29	7,000	7,623
Thermo Fisher Scientific Inc.	4.497%	3/25/30	8,930	11,009
Toledo Hospital	5.325%	11/15/28	2,800	3,152
Tyson Foods Inc.	4.000%	3/1/26	8,574	9,802
Tyson Foods Inc.	3.550%	6/2/27	14,049	15,866

Tyson Foods Inc.	4.350%	3/1/29	18,161	22,007
Unilever Capital Corp.	2.000%	7/28/26	8,350	8,900
Unilever Capital Corp.	2.900%	5/5/27	6,895	7,690
Unilever Capital Corp.	3.500%	3/22/28	9,575	11,079
Unilever Capital Corp.	2.125%	9/6/29	12,359	13,076
Unilever Capital Corp.	1.375%	9/14/30	4,500	4,531
4 Universal Health Services Inc.	2.650%	10/15/30	2,500	2,487
4 Upjohn Inc.	2.300%	6/22/27	13,300	13,729
4 Upjohn Inc.	2.700%	6/22/30	19,450	20,119
Whirlpool Corp.	3.700%	5/1/25	983	1,102
Whirlpool Corp.	4.750%	2/26/29	6,590	8,001
Zimmer Biomet Holdings Inc.	3.050%	1/15/26	4,710	5,168
Zimmer Biomet Holdings Inc.	3.550%	3/20/30	7,600	8,510
Zoetis Inc.	4.500%	11/13/25	4,015	4,692
Zoetis Inc.	3.000%	9/12/27	11,241	12,579
Zoetis Inc.	3.900%	8/20/28	4,916	5,834
Zoetis Inc.	2.000%	5/15/30	4,925	5,084

Energy (3.1%)
Baker Hughes a GE Co. LLC / Baker Hughes
Co-Obligor Inc.	3.337%	12/15/27	8,866	9,402
Baker Hughes a GE Co. LLC / Baker Hughes
Co-Obligor Inc.	3.138%	11/7/29	5,000	5,197
Baker Hughes a GE Co. LLC / Baker Hughes
Co-Obligor Inc.	4.486%	5/1/30	6,200	7,081
Boardwalk Pipelines LP	5.950%	6/1/26	8,390	9,690
Boardwalk Pipelines LP	4.450%	7/15/27	2,515	2,701
Boardwalk Pipelines LP	4.800%	5/3/29	2,800	3,027
BP Capital Markets America Inc.	3.410%	2/11/26	6,350	7,076
BP Capital Markets America Inc.	3.119%	5/4/26	8,300	9,150
BP Capital Markets America Inc.	3.017%	1/16/27	7,809	8,549
BP Capital Markets America Inc.	3.543%	4/6/27	9,494	10,637
BP Capital Markets America Inc.	3.588%	4/14/27	10,079	11,292
BP Capital Markets America Inc.	3.937%	9/21/28	10,100	11,716
BP Capital Markets America Inc.	4.234%	11/6/28	13,708	16,205
BP Capital Markets America Inc.	3.633%	4/6/30	11,375	13,033
BP Capital Markets America Inc.	1.749%	8/10/30	3,850	3,834
BP Capital Markets plc	3.279%	9/19/27	13,764	15,270
BP Capital Markets plc	3.723%	11/28/28	7,000	8,006
Canadian Natural Resources Ltd.	3.850%	6/1/27	9,865	10,642
Canadian Natural Resources Ltd.	2.950%	7/15/30	2,316	2,321
Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	12,767	14,171
4 Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	9,850	10,207
Chevron Corp.	3.326%	11/17/25	12,069	13,538
Chevron Corp.	2.954%	5/16/26	11,380	12,633
Chevron Corp.	1.995%	5/11/27	5,500	5,805
Chevron Corp.	2.236%	5/11/30	16,150	17,112
Chevron USA Inc.	1.018%	8/12/27	5,550	5,523
Cimarex Energy Co.	3.900%	5/15/27	6,616	6,649
Cimarex Energy Co.	4.375%	3/15/29	4,300	4,418
Concho Resources Inc.	3.750%	10/1/27	9,500	10,236
Concho Resources Inc.	4.300%	8/15/28	16,345	18,061
ConocoPhillips Co.	4.950%	3/15/26	7,324	8,743
ConocoPhillips Holding Co.	6.950%	4/15/29	10,664	14,786
Devon Energy Corp.	5.850%	12/15/25	3,245	3,634
Diamondback Energy Inc.	3.250%	12/1/26	14,000	14,019
Diamondback Energy Inc.	3.500%	12/1/29	12,753	12,243

Dominion Energy Gas Holdings LLC	3.000%	11/15/29	4,000	4,402
Enable Midstream Partners LP	4.400%	3/15/27	6,232	5,983
Enable Midstream Partners LP	4.950%	5/15/28	9,050	8,870
Enable Midstream Partners LP	4.150%	9/15/29	2,530	2,322
Enbridge Energy Partners LP	5.875%	10/15/25	7,625	9,093
Enbridge Inc.	4.250%	12/1/26	7,070	8,106
Enbridge Inc.	3.700%	7/15/27	4,020	4,442
Enbridge Inc.	3.125%	11/15/29	4,900	5,194
Energy Transfer Operating LP	4.750%	1/15/26	5,102	5,440
Energy Transfer Operating LP	4.200%	4/15/27	4,100	4,218
Energy Transfer Operating LP	5.500%	6/1/27	8,170	8,977
Energy Transfer Operating LP	5.250%	4/15/29	13,332	14,315
Energy Transfer Operating LP	3.750%	5/15/30	8,000	7,750
Energy Transfer Partners LP	4.950%	6/15/28	15,950	16,887
4 Eni SPA	4.250%	5/9/29	3,000	3,381
Enterprise Products Operating LLC	3.700%	2/15/26	5,767	6,475
Enterprise Products Operating LLC	4.150%	10/16/28	8,400	9,809
Enterprise Products Operating LLC	3.125%	7/31/29	20,917	22,690
Enterprise Products Operating LLC	2.800%	1/31/30	10,725	11,349
3 Enterprise Products Operating LLC	5.250%	8/16/77	4,650	4,418
3 Enterprise Products Operating LLC	5.375%	2/15/78	10,300	9,115
EOG Resources Inc.	4.150%	1/15/26	3,665	4,190
EOG Resources Inc.	4.375%	4/15/30	9,490	11,171
Exxon Mobil Corp.	3.043%	3/1/26	19,127	21,099
Exxon Mobil Corp.	2.275%	8/16/26	17,733	18,963
Exxon Mobil Corp.	3.294%	3/19/27	500	560
Exxon Mobil Corp.	2.440%	8/16/29	8,108	8,696
Exxon Mobil Corp.	3.482%	3/19/30	22,020	25,198
Halliburton Co.	3.800%	11/15/25	3,301	3,577
Halliburton Co.	2.920%	3/1/30	10,875	10,698
Hess Corp.	4.300%	4/1/27	13,214	13,776
Hess Corp.	7.875%	10/1/29	125	154
HollyFrontier Corp.	5.875%	4/1/26	8,400	9,187
HollyFrontier Corp.	4.500%	10/1/30	3,000	2,907
Husky Energy Inc.	4.400%	4/15/29	5,825	6,080
Kinder Morgan Inc.	4.300%	3/1/28	19,675	22,438
Magellan Midstream Partners LP	5.000%	3/1/26	5,400	6,252
Magellan Midstream Partners LP	3.250%	6/1/30	2,550	2,728
Marathon Oil Corp.	4.400%	7/15/27	8,355	8,271
Marathon Petroleum Corp.	5.125%	12/15/26	4,905	5,708
Marathon Petroleum Corp.	3.800%	4/1/28	7,065	7,657
MPLX LP	1.750%	3/1/26	11,754	11,739
MPLX LP	4.125%	3/1/27	10,822	11,810
MPLX LP	4.250%	12/1/27	10,093	11,279
MPLX LP	4.000%	3/15/28	9,545	10,356
MPLX LP	4.800%	2/15/29	5,725	6,512
MPLX LP	2.650%	8/15/30	13,150	12,887
National Fuel Gas Co.	5.500%	1/15/26	3,250	3,541
National Fuel Gas Co.	3.950%	9/15/27	2,250	2,298
National Fuel Gas Co.	4.750%	9/1/28	4,090	4,252
National Oilwell Varco Inc.	3.600%	12/1/29	975	946
Newfield Exploration Co.	5.375%	1/1/26	1,280	1,200
Noble Energy Inc.	3.850%	1/15/28	2,200	2,475
Noble Energy Inc.	3.250%	10/15/29	4,050	4,490
ONEOK Inc.	5.850%	1/15/26	1,650	1,897
ONEOK Inc.	4.000%	7/13/27	3,700	3,815
ONEOK Inc.	4.550%	7/15/28	7,078	7,471

ONEOK Inc.	4.350%	3/15/29	3,980	4,138
ONEOK Inc.	3.400%	9/1/29	18,035	17,687
ONEOK Inc.	3.100%	3/15/30	5,800	5,582
Phillips 66	3.900%	3/15/28	3,629	4,079
Phillips 66	2.150%	12/15/30	5,000	4,841
Phillips 66 Partners LP	3.550%	10/1/26	6,500	6,854
Phillips 66 Partners LP	3.750%	3/1/28	4,618	4,811
Phillips 66 Partners LP	3.150%	12/15/29	4,125	4,100
Pioneer Natural Resources Co.	4.450%	1/15/26	4,450	5,151
Pioneer Natural Resources Co.	1.900%	8/15/30	7,750	7,277
Plains All American Pipeline LP	3.800%	9/15/30	4,000	3,870
Plains All American Pipeline LP / PAA
Finance Corp.	4.650%	10/15/25	5,079	5,456
Plains All American Pipeline LP / PAA
Finance Corp.	4.500%	12/15/26	8,364	8,922
Plains All American Pipeline LP / PAA
Finance Corp.	3.550%	12/15/29	11,800	11,407
Sabine Pass Liquefaction LLC	5.875%	6/30/26	10,993	12,999
Sabine Pass Liquefaction LLC	5.000%	3/15/27	13,057	14,705
Sabine Pass Liquefaction LLC	4.200%	3/15/28	12,816	13,908
4 Sabine Pass Liquefaction LLC	4.500%	5/15/30	19,450	21,901
Schlumberger Investment SA	2.650%	6/26/30	11,930	11,965
Shell International Finance BV	2.875%	5/10/26	9,947	11,011
Shell International Finance BV	2.500%	9/12/26	17,236	18,767
Shell International Finance BV	3.875%	11/13/28	4,425	5,160
Shell International Finance BV	2.375%	11/7/29	17,100	18,039
Shell International Finance BV	2.750%	4/6/30	12,400	13,510
Spectra Energy Partners LP	3.375%	10/15/26	7,142	7,812
Sunoco Logistics Partners Operations LP	5.950%	12/1/25	5,200	5,921
Sunoco Logistics Partners Operations LP	3.900%	7/15/26	7,724	7,927
Sunoco Logistics Partners Operations LP	4.000%	10/1/27	5,275	5,321
TC PipeLines LP	3.900%	5/25/27	6,820	7,320
Tosco Corp.	8.125%	2/15/30	2,469	3,572
Total Capital International SA	3.455%	2/19/29	8,825	10,130
Total Capital International SA	2.829%	1/10/30	16,168	17,851
Total Capital SA	3.883%	10/11/28	8,277	9,757
TransCanada PipeLines Ltd.	4.875%	1/15/26	7,500	8,808
TransCanada PipeLines Ltd.	4.250%	5/15/28	13,175	15,169
TransCanada PipeLines Ltd.	4.100%	4/15/30	17,800	20,520
3 Transcanada Trust	5.500%	9/15/79	5,000	5,225
Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	1,985	2,570
Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	3,423	3,816
4 Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	11,300	12,165
Valero Energy Corp.	3.400%	9/15/26	12,728	13,672
Valero Energy Corp.	2.150%	9/15/27	3,000	2,980
Valero Energy Corp.	4.350%	6/1/28	10,323	11,448
Valero Energy Corp.	4.000%	4/1/29	8,100	8,850
Valero Energy Partners LP	4.375%	12/15/26	4,800	5,371
Valero Energy Partners LP	4.500%	3/15/28	4,625	5,158
Williams Cos. Inc.	4.000%	9/15/25	5,000	5,519
Williams Cos. Inc.	3.750%	6/15/27	10,446	11,454
Williams Cos. Inc.	3.500%	11/15/30	4,500	4,889

Other Industrial (0.1%)
CBRE Services Inc.	4.875%	3/1/26	5,460	6,381
Cintas Corp. No. 2	3.700%	4/1/27	8,333	9,596
Leland Stanford Junior University	1.289%	6/1/27	343	348

Quanta Services Inc.	2.900%	10/1/30	2,000	2,037
Steelcase Inc.	5.125%	1/18/29	3,950	4,424
Yale University	1.482%	4/15/30	9,590	9,733

Technology (4.6%)
Adobe Inc.	2.150%	2/1/27	9,400	10,078
Adobe Inc.	2.300%	2/1/30	12,200	13,150
Alphabet Inc.	1.998%	8/15/26	16,571	17,705
Alphabet Inc.	0.800%	8/15/27	8,800	8,739
Alphabet Inc.	1.100%	8/15/30	19,700	19,527
Amdocs Ltd.	2.538%	6/15/30	6,500	6,744
Analog Devices Inc.	3.900%	12/15/25	5,268	6,029
Analog Devices Inc.	3.500%	12/5/26	7,889	8,917
Apple Inc.	3.250%	2/23/26	33,314	37,457
Apple Inc.	2.450%	8/4/26	26,145	28,484
Apple Inc.	2.050%	9/11/26	18,050	19,299
Apple Inc.	3.350%	2/9/27	9,320	10,627
Apple Inc.	3.200%	5/11/27	27,315	31,003
Apple Inc.	3.000%	6/20/27	3,495	3,932
Apple Inc.	2.900%	9/12/27	29,175	32,739
Apple Inc.	3.000%	11/13/27	1,951	2,204
Apple Inc.	2.200%	9/11/29	16,730	17,970
Apple Inc.	1.650%	5/11/30	16,200	16,733
Apple Inc.	1.250%	8/20/30	11,200	11,164
Applied Materials Inc.	3.900%	10/1/25	7,000	8,060
Applied Materials Inc.	3.300%	4/1/27	12,339	13,971
Applied Materials Inc.	1.750%	6/1/30	4,400	4,518
Arrow Electronics Inc.	3.875%	1/12/28	4,100	4,529
Autodesk Inc.	3.500%	6/15/27	4,260	4,834
Autodesk Inc.	2.850%	1/15/30	5,775	6,387
Avnet Inc.	4.625%	4/15/26	4,800	5,351
Baidu Inc.	3.625%	7/6/27	3,975	4,362
Baidu Inc.	4.375%	3/29/28	3,790	4,335
Baidu Inc.	4.875%	11/14/28	6,750	8,013
Baidu Inc.	3.425%	4/7/30	1,300	1,426
Broadcom Corp. / Broadcom Cayman Finance
Ltd.	3.875%	1/15/27	35,967	39,863
Broadcom Corp. / Broadcom Cayman Finance
Ltd.	3.500%	1/15/28	11,150	12,073
Broadcom Inc.	3.150%	11/15/25	19,050	20,547
Broadcom Inc.	4.250%	4/15/26	21,905	24,775
Broadcom Inc.	3.459%	9/15/26	29,901	32,563
Broadcom Inc.	4.110%	9/15/28	19,048	21,303
Broadcom Inc.	4.750%	4/15/29	25,700	29,835
Broadcom Inc.	5.000%	4/15/30	19,200	22,635
Broadridge Financial Solutions Inc.	3.400%	6/27/26	5,095	5,672
Broadridge Financial Solutions Inc.	2.900%	12/1/29	6,175	6,677
CA Inc.	4.700%	3/15/27	3,225	3,556
Cisco Systems Inc.	2.950%	2/28/26	7,592	8,462
Cisco Systems Inc.	2.500%	9/20/26	10,515	11,522
Citrix Systems Inc.	4.500%	12/1/27	8,953	10,251
Citrix Systems Inc.	3.300%	3/1/30	4,100	4,338
4 Dell International LLC / EMC Corp.	4.900%	10/1/26	14,537	16,370
4 Dell International LLC / EMC Corp.	6.100%	7/15/27	6,050	7,148
4 Dell International LLC / EMC Corp.	5.300%	10/1/29	19,300	22,018
4 Dell International LLC / EMC Corp.	6.200%	7/15/30	5,200	6,225

4 Diamond 1 Finance Corp / Diamond 2
Finance Corp	6.020%	6/15/26	37,330	43,929
DXC Technology Co.	4.750%	4/15/27	5,216	5,848
Equifax Inc.	2.600%	12/15/25	3,000	3,212
Equifax Inc.	3.100%	5/15/30	6,893	7,507
Equinix Inc.	2.900%	11/18/26	4,450	4,798
Equinix Inc.	5.375%	5/15/27	11,500	12,506
Equinix Inc.	1.800%	7/15/27	4,000	4,041
5 Equinix Inc.	1.550%	3/15/28	5,000	5,005
Equinix Inc.	3.200%	11/18/29	10,451	11,501
Equinix Inc.	2.150%	7/15/30	8,100	8,190
Fidelity National Information Services Inc.	3.000%	8/15/26	23,369	25,934
Fidelity National Information Services Inc.	4.250%	5/15/28	1,100	1,319
Fidelity National Information Services Inc.	3.750%	5/21/29	11,400	13,405
Fiserv Inc.	3.200%	7/1/26	19,431	21,581
Fiserv Inc.	2.250%	6/1/27	8,100	8,548
Fiserv Inc.	4.200%	10/1/28	10,625	12,615
Fiserv Inc.	3.500%	7/1/29	23,473	26,706
Fiserv Inc.	2.650%	6/1/30	11,037	11,843
Flex Ltd.	3.750%	2/1/26	3,450	3,765
Flex Ltd.	4.875%	6/15/29	7,186	8,273
Flex Ltd.	4.875%	5/12/30	6,000	6,828
FLIR Systems Inc.	2.500%	8/1/30	5,391	5,508
Global Payments Inc.	4.800%	4/1/26	7,595	8,879
Global Payments Inc.	4.450%	6/1/28	5,350	6,214
Global Payments Inc.	3.200%	8/15/29	11,845	12,915
Global Payments Inc.	2.900%	5/15/30	9,701	10,368
Hewlett Packard Enterprise Co.	4.900%	10/15/25	20,525	23,515
Hewlett Packard Enterprise Co.	1.750%	4/1/26	11,673	11,755
HP Inc.	3.000%	6/17/27	8,600	9,274
HP Inc.	3.400%	6/17/30	8,650	9,267
Intel Corp.	2.600%	5/19/26	8,893	9,745
Intel Corp.	3.750%	3/25/27	12,500	14,569
Intel Corp.	3.150%	5/11/27	3,650	4,107
Intel Corp.	2.450%	11/15/29	17,523	19,062
Intel Corp.	3.900%	3/25/30	14,760	17,801
International Business Machines Corp.	7.000%	10/30/25	600	781
International Business Machines Corp.	3.450%	2/19/26	18,342	20,765
International Business Machines Corp.	3.300%	5/15/26	41,033	46,230
International Business Machines Corp.	3.300%	1/27/27	1,500	1,698
International Business Machines Corp.	1.700%	5/15/27	10,725	11,060
International Business Machines Corp.	6.220%	8/1/27	2,800	3,692
International Business Machines Corp.	6.500%	1/15/28	100	135
International Business Machines Corp.	3.500%	5/15/29	20,133	23,273
International Business Machines Corp.	1.950%	5/15/30	15,700	16,136
Intuit Inc.	1.350%	7/15/27	4,400	4,464
Intuit Inc.	1.650%	7/15/30	4,200	4,269
Jabil Inc.	3.950%	1/12/28	5,000	5,507
Jabil Inc.	3.600%	1/15/30	4,900	5,209
Juniper Networks Inc.	3.750%	8/15/29	11,302	12,940
Keysight Technologies Inc.	4.600%	4/6/27	7,225	8,434
Keysight Technologies Inc.	3.000%	10/30/29	4,000	4,372
KLA Corp.	4.100%	3/15/29	6,463	7,744
Lam Research Corp.	3.750%	3/15/26	8,964	10,280
Lam Research Corp.	4.000%	3/15/29	8,625	10,327
Lam Research Corp.	1.900%	6/15/30	6,100	6,321
4 Leidos Inc.	4.375%	5/15/30	7,000	8,190

Marvell Technology Group Ltd.	4.875%	6/22/28	4,550	5,460
Maxim Integrated Products Inc.	3.450%	6/15/27	4,000	4,440
Micron Technology Inc.	4.975%	2/6/26	4,400	5,098
Micron Technology Inc.	4.185%	2/15/27	5,700	6,498
Micron Technology Inc.	5.327%	2/6/29	6,450	7,772
Micron Technology Inc.	4.663%	2/15/30	4,800	5,646
Microsoft Corp.	3.125%	11/3/25	28,161	31,479
Microsoft Corp.	2.400%	8/8/26	33,099	36,049
Microsoft Corp.	3.300%	2/6/27	34,490	39,430
Motorola Solutions Inc.	4.600%	2/23/28	10,150	11,841
Motorola Solutions Inc.	4.600%	5/23/29	3,500	4,123
NetApp Inc.	2.375%	6/22/27	5,325	5,559
NetApp Inc.	2.700%	6/22/30	6,000	6,202
NVIDIA Corp.	3.200%	9/16/26	13,552	15,279
NVIDIA Corp.	2.850%	4/1/30	15,300	17,235
4 NXP BV / NXP Funding LLC	5.350%	3/1/26	3,850	4,546
4 NXP BV / NXP Funding LLC	5.550%	12/1/28	5,000	6,184
4 NXP BV / NXP Funding LLC / NXP USA Inc.	3.875%	6/18/26	5,000	5,590
4 NXP BV / NXP Funding LLC / NXP USA Inc.	3.150%	5/1/27	4,550	4,926
4 NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	6/18/29	7,775	8,968
4 NXP BV / NXP Funding LLC / NXP USA Inc.	3.400%	5/1/30	11,330	12,380
Oracle Corp.	2.650%	7/15/26	21,669	23,647
Oracle Corp.	2.800%	4/1/27	23,634	25,932
Oracle Corp.	3.250%	11/15/27	16,142	18,231
Oracle Corp.	2.950%	4/1/30	32,100	35,797
Oracle Corp.	3.250%	5/15/30	3,360	3,830
PayPal Holdings Inc.	2.650%	10/1/26	10,700	11,658
PayPal Holdings Inc.	2.850%	10/1/29	11,850	13,019
PayPal Holdings Inc.	2.300%	6/1/30	9,150	9,655
QUALCOMM Inc.	3.250%	5/20/27	12,828	14,377
4 QUALCOMM Inc.	1.300%	5/20/28	14,054	13,967
QUALCOMM Inc.	2.150%	5/20/30	11,500	12,004
salesforce.com Inc.	3.700%	4/11/28	13,250	15,614
Seagate HDD Cayman	4.875%	6/1/27	1,829	2,042
4 Seagate HDD Cayman	4.091%	6/1/29	6,036	6,526
Texas Instruments Inc.	2.900%	11/3/27	4,540	5,081
Texas Instruments Inc.	2.250%	9/4/29	10,126	10,851
Texas Instruments Inc.	1.750%	5/4/30	6,728	6,915
Trimble Inc.	4.900%	6/15/28	5,142	6,074
Tyco Electronics Group SA	3.700%	2/15/26	3,397	3,801
Tyco Electronics Group SA	3.125%	8/15/27	5,950	6,469
Verisk Analytics Inc.	4.125%	3/15/29	7,841	9,239
VMware Inc.	4.650%	5/15/27	4,651	5,427
VMware Inc.	3.900%	8/21/27	12,776	14,232
VMware Inc.	4.700%	5/15/30	10,900	12,958
Xilinx Inc.	2.375%	6/1/30	5,786	6,072

Transportation (0.9%)
3 American Airlines 2013-1 Class A Pass
Through Trust	4.000%	1/15/27	2,135	1,687
3 American Airlines 2014-1 Class A Pass
Through Trust	3.700%	4/1/28	2,182	1,801
3 American Airlines 2015-1 Class A Pass
Through Trust	3.375%	11/1/28	6,461	5,298
3 American Airlines 2016-1 Class A Pass
Through Trust	4.100%	1/15/28	1,174	939

3 American Airlines 2016-1 Class AA Pass
Through Trust	3.575%	1/15/28	1,655	1,596
3 American Airlines 2016-2 Class AA Pass
Through Trust	3.200%	12/15/29	4,160	3,904
3 American Airlines 2016-3 Class AA Pass
Through Trust	3.000%	10/15/28	3,665	3,465
3 American Airlines 2017-1 Class AA Pass
Through Trust	3.650%	8/15/30	787	752
3 American Airlines 2017-2 Class AA Pass
Through Trust	3.350%	10/15/29	4,905	4,584
3 BNSF Funding Trust I	6.613%	12/15/55	100	112
Burlington Northern Santa Fe LLC	7.000%	12/15/25	3,595	4,671
Burlington Northern Santa Fe LLC	3.250%	6/15/27	7,817	8,899
Canadian National Railway Co.	2.950%	11/21/24	2	2
Canadian National Railway Co.	2.750%	3/1/26	2,595	2,829
Canadian National Railway Co.	6.900%	7/15/28	3,250	4,494
Canadian Pacific Railway Co.	4.000%	6/1/28	5,370	6,289
Canadian Pacific Railway Co.	2.050%	3/5/30	7,750	8,099
CH Robinson Worldwide Inc.	4.200%	4/15/28	5,000	5,834
3 Continental Airlines 2012-2 Class A Pass
Through Trust	4.000%	4/29/26	4,179	3,901
CSX Corp.	3.350%	11/1/25	9,300	10,453
CSX Corp.	2.600%	11/1/26	6,975	7,594
CSX Corp.	3.250%	6/1/27	10,205	11,506
CSX Corp.	3.800%	3/1/28	7,856	9,148
CSX Corp.	4.250%	3/15/29	6,875	8,276
CSX Corp.	2.400%	2/15/30	3,515	3,754
3 Delta Air Lines 2015-1 Class AA Pass
Through Trust	3.625%	7/30/27	900	895
3 Delta Air Lines 2020-1 Class AA Pass
Through Trust	2.000%	6/10/28	7,000	6,720
FedEx Corp.	3.250%	4/1/26	5,275	5,859
FedEx Corp.	3.300%	3/15/27	5,050	5,592
FedEx Corp.	3.400%	2/15/28	7,323	8,215
FedEx Corp.	4.200%	10/17/28	2,000	2,370
FedEx Corp.	3.100%	8/5/29	9,075	10,069
FedEx Corp.	4.250%	5/15/30	5,000	5,993
JB Hunt Transport Services Inc.	3.875%	3/1/26	9,156	10,575
Kansas City Southern	2.875%	11/15/29	7,800	8,259
Kirby Corp.	4.200%	3/1/28	5,070	5,259
Norfolk Southern Corp.	5.590%	5/17/25	2,839	3,390
Norfolk Southern Corp.	2.900%	6/15/26	4,525	4,993
Norfolk Southern Corp.	7.800%	5/15/27	50	69
Norfolk Southern Corp.	3.150%	6/1/27	4,085	4,566
Norfolk Southern Corp.	3.800%	8/1/28	5,725	6,727
Norfolk Southern Corp.	2.550%	11/1/29	5,869	6,370
Ryder System Inc.	2.900%	12/1/26	6,725	7,231
Southwest Airlines Co.	3.000%	11/15/26	5,570	5,584
Southwest Airlines Co.	5.125%	6/15/27	17,830	19,464
Southwest Airlines Co.	3.450%	11/16/27	2,800	2,824
Southwest Airlines Co.	2.625%	2/10/30	5,500	5,188
3 Spirit Airlines Class A Pass Through
Certificates Series 2015-1	4.100%	10/1/29	1,256	1,120
Union Pacific Corp.	2.750%	3/1/26	5,864	6,428
Union Pacific Corp.	2.150%	2/5/27	4,282	4,562
Union Pacific Corp.	3.000%	4/15/27	3,467	3,870
Union Pacific Corp.	3.950%	9/10/28	13,767	16,221

Union Pacific Corp.	3.700%	3/1/29	11,561	13,410
Union Pacific Corp.	2.400%	2/5/30	6,950	7,452
3 United Airlines 2014-1 Class A Pass Through
Trust	4.000%	10/11/27	3,691	3,599
3 United Airlines 2014-2 Class A Pass Through
Trust	3.750%	3/3/28	5,213	4,801
3 United Airlines 2015-1 Class AA Pass
Through Trust	3.450%	12/1/27	1,613	1,564
3 United Airlines 2016-1 Class A Pass Through
Trust	3.450%	1/7/30	2,525	2,136
3 United Airlines 2016-1 Class AA Pass
Through Trust	3.100%	7/7/28	2,609	2,520
3 United Airlines 2016-2 Class A Pass Through
Trust	3.100%	10/7/28	716	606
3 United Airlines 2016-2 Class AA Pass
Through Trust	2.875%	10/7/28	5,728	5,414
United Parcel Service Inc.	2.400%	11/15/26	3,425	3,745
United Parcel Service Inc.	3.050%	11/15/27	8,187	9,253
United Parcel Service Inc.	3.400%	3/15/29	8,133	9,393
United Parcel Service Inc.	2.500%	9/1/29	4,400	4,796
United Parcel Service Inc.	4.450%	4/1/30	4,750	5,940
United Parcel Service of America Inc.	7.620%	4/1/30	550	825
3 US Airways 2012-1 Class A Pass Through
Trust	5.900%	4/1/26	314	290
3 US Airways 2012-2 Class A Pass Through
Trust	4.625%	12/3/26	698	562
3 US Airways 2013-1 Class A Pass Through
Trust	3.950%	5/15/27	2,590	2,125
				10,645,718
Utilities (2.9%)
Electric (2.6%)
AEP Texas Inc.	3.950%	6/1/28	9,490	10,996
AEP Transmission Co. LLC	3.100%	12/1/26	4,370	4,917
Alabama Power Co.	1.450%	9/15/30	2,500	2,503
Ameren Corp.	3.650%	2/15/26	4,245	4,755
Ameren Corp.	3.500%	1/15/31	2,750	3,141
Ameren Illinois Co.	3.800%	5/15/28	3,900	4,545
American Electric Power Co. Inc.	3.200%	11/13/27	2,953	3,240
American Electric Power Co. Inc.	4.300%	12/1/28	7,594	8,941
American Electric Power Co. Inc.	2.300%	3/1/30	6,700	6,874
Appalachian Power Co.	3.300%	6/1/27	769	831
Arizona Public Service Co.	2.950%	9/15/27	2,725	2,982
Arizona Public Service Co.	2.600%	8/15/29	2,000	2,151
Avangrid Inc.	3.800%	6/1/29	6,516	7,509
Baltimore Gas & Electric Co.	2.400%	8/15/26	4,550	4,878
Berkshire Hathaway Energy Co.	3.250%	4/15/28	8,032	9,046
4 Berkshire Hathaway Energy Co.	3.700%	7/15/30	11,256	13,215
Black Hills Corp.	3.950%	1/15/26	3,400	3,731
Black Hills Corp.	3.150%	1/15/27	3,700	3,913
Black Hills Corp.	3.050%	10/15/29	1,897	2,065
CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	1,700	1,837
CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	2,350	2,569
CenterPoint Energy Inc.	4.250%	11/1/28	3,920	4,622
CenterPoint Energy Inc.	2.950%	3/1/30	2,964	3,244
Cleco Corporate Holdings LLC	3.743%	5/1/26	4,980	5,296
Cleco Corporate Holdings LLC	3.375%	9/15/29	1,000	1,017
CMS Energy Corp.	3.000%	5/15/26	3,000	3,281

CMS Energy Corp.	3.450%	8/15/27	3,825	4,282
3 CMS Energy Corp.	4.750%	6/1/50	5,300	5,650
Commonwealth Edison Co.	2.550%	6/15/26	5,564	6,077
Commonwealth Edison Co.	2.950%	8/15/27	3,510	3,910
Commonwealth Edison Co.	3.700%	8/15/28	5,578	6,478
Commonwealth Edison Co.	2.200%	3/1/30	1,650	1,770
Connecticut Light & Power Co.	3.200%	3/15/27	5,100	5,701
Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	5,650	6,307
Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	3,350	3,860
Dominion Energy Inc.	3.900%	10/1/25	5,005	5,682
Dominion Energy Inc.	2.850%	8/15/26	4,300	4,712
Dominion Energy Inc.	4.250%	6/1/28	1,100	1,295
Dominion Energy Inc.	3.375%	4/1/30	18,972	21,383
DTE Electric Co.	2.250%	3/1/30	8,400	8,894
DTE Electric Co.	2.625%	3/1/31	4,000	4,390
DTE Energy Co.	2.850%	10/1/26	10,880	11,774
DTE Energy Co.	3.800%	3/15/27	5,669	6,351
DTE Energy Co.	3.400%	6/15/29	4,400	4,905
Duke Energy Carolinas LLC	2.950%	12/1/26	4,150	4,628
Duke Energy Carolinas LLC	3.950%	11/15/28	9,475	11,351
Duke Energy Carolinas LLC	2.450%	8/15/29	7,050	7,638
Duke Energy Carolinas LLC	2.450%	2/1/30	10,527	11,399
Duke Energy Corp.	2.650%	9/1/26	10,730	11,604
Duke Energy Corp.	3.150%	8/15/27	6,200	6,861
Duke Energy Corp.	3.400%	6/15/29	14,264	16,059
Duke Energy Corp.	2.450%	6/1/30	5,000	5,266
Duke Energy Florida LLC	3.200%	1/15/27	4,500	5,071
Duke Energy Florida LLC	3.800%	7/15/28	3,255	3,818
Duke Energy Florida LLC	2.500%	12/1/29	2,433	2,638
Duke Energy Florida LLC	1.750%	6/15/30	500	508
Duke Energy Ohio Inc.	3.650%	2/1/29	5,617	6,592
Duke Energy Ohio Inc.	2.125%	6/1/30	2,100	2,207
Duke Energy Progress LLC	3.700%	9/1/28	5,300	6,175
Duke Energy Progress LLC	3.450%	3/15/29	12,400	14,325
Edison International	5.750%	6/15/27	3,738	4,111
Edison International	4.125%	3/15/28	4,790	4,910
Emera US Finance LP	3.550%	6/15/26	9,390	10,473
Enel Americas SA	4.000%	10/25/26	3,250	3,547
Enel Chile SA	4.875%	6/12/28	4,800	5,665
Entergy Arkansas Inc.	3.500%	4/1/26	4,212	4,768
Entergy Corp.	2.950%	9/1/26	5,487	6,057
Entergy Corp.	2.800%	6/15/30	8,000	8,660
Entergy Louisiana LLC	2.400%	10/1/26	3,280	3,537
Entergy Louisiana LLC	3.120%	9/1/27	7,825	8,707
Entergy Louisiana LLC	3.250%	4/1/28	4,800	5,401
Entergy Mississippi LLC	2.850%	6/1/28	2,185	2,392
Entergy Texas Inc.	4.000%	3/30/29	6,716	7,867
Entergy Texas Inc.	1.750%	3/15/31	2,000	1,982
Evergy Inc.	2.900%	9/15/29	3,993	4,284
Evergy Metro Inc.	2.250%	6/1/30	4,435	4,694
Eversource Energy	3.300%	1/15/28	5,000	5,584
Eversource Energy	4.250%	4/1/29	5,000	5,981
Eversource Energy	1.650%	8/15/30	4,500	4,477
Exelon Corp.	3.400%	4/15/26	8,796	9,819
Exelon Corp.	4.050%	4/15/30	13,920	16,287
FirstEnergy Corp.	1.600%	1/15/26	100	99
FirstEnergy Corp.	3.900%	7/15/27	6,449	7,050

FirstEnergy Corp.	2.650%	3/1/30	7,000	7,084
FirstEnergy Corp.	2.250%	9/1/30	2,000	1,955
Florida Power & Light Co.	3.125%	12/1/25	4,970	5,541
Fortis Inc.	3.055%	10/4/26	6,726	7,342
Georgia Power Co.	3.250%	4/1/26	2,886	3,203
Georgia Power Co.	3.250%	3/30/27	3,039	3,350
Georgia Power Co.	2.650%	9/15/29	14,695	15,754
Gulf Power Co.	3.300%	5/30/27	3,075	3,451
Indiana Michigan Power Co.	3.850%	5/15/28	7,700	8,763
Interstate Power & Light Co.	4.100%	9/26/28	5,450	6,501
Interstate Power and Light Co.	2.300%	6/1/30	3,000	3,155
ITC Holdings Corp.	3.250%	6/30/26	2,210	2,450
ITC Holdings Corp.	3.350%	11/15/27	5,650	6,319
Louisville Gas & Electric Co.	3.300%	10/1/25	2,800	3,119
MidAmerican Energy Co.	3.650%	4/15/29	4,487	5,306
Mississippi Power Co.	3.950%	3/30/28	3,000	3,426
National Rural Utilities Cooperative Finance
Corp.	3.250%	11/1/25	3,428	3,831
National Rural Utilities Cooperative Finance
Corp.	3.050%	4/25/27	5,355	5,964
National Rural Utilities Cooperative Finance
Corp.	3.400%	2/7/28	5,490	6,328
National Rural Utilities Cooperative Finance
Corp.	3.900%	11/1/28	2,600	3,112
National Rural Utilities Cooperative Finance
Corp.	3.700%	3/15/29	5,985	7,040
National Rural Utilities Cooperative Finance
Corp.	2.400%	3/15/30	3,652	3,969
3 National Rural Utilities Cooperative Finance
Corp.	5.250%	4/20/46	3,575	3,828
Nevada Power Co.	3.700%	5/1/29	7,290	8,551
NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	4,614	5,166
NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	4,796	5,439
NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	4,691	5,359
NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	11,436	12,345
NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	25,710	26,603
3 NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	5,400	5,832
3 NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	3,000	3,409
NSTAR Electric Co.	3.200%	5/15/27	3,996	4,469
NSTAR Electric Co.	3.250%	5/15/29	2,470	2,798
NSTAR Electric Co.	3.950%	4/1/30	2,963	3,584
Ohio Power Co.	2.600%	4/1/30	1,734	1,900
Oklahoma Gas & Electric Co.	3.800%	8/15/28	3,625	4,127
Oklahoma Gas & Electric Co.	3.250%	4/1/30	2,935	3,295
Oncor Electric Delivery Co. LLC	3.700%	11/15/28	8,424	9,916
Oncor Electric Delivery Co. LLC	2.750%	5/15/30	3,750	4,177
Pacific Gas and Electric Co.	3.300%	12/1/27	21,200	21,733
Pacific Gas and Electric Co.	3.150%	1/1/26	17,400	17,819
Pacific Gas and Electric Co.	3.750%	7/1/28	10,000	10,382
Pacific Gas and Electric Co.	4.550%	7/1/30	27,600	29,819
Pacific Gas and Electric Co.	2.500%	2/1/31	6,000	5,668
PacifiCorp	3.500%	6/15/29	6,750	7,808
PacifiCorp	2.700%	9/15/30	2,500	2,756
PPL Capital Funding Inc.	3.100%	5/15/26	9,806	10,794
PPL Capital Funding Inc.	4.125%	4/15/30	4,260	5,020
Public Service Co. of Colorado	3.700%	6/15/28	2,225	2,577
Public Service Electric & Gas Co.	2.250%	9/15/26	5,500	5,930

Public Service Electric & Gas Co.	3.000%	5/15/27	3,116	3,442
Public Service Electric & Gas Co.	3.700%	5/1/28	3,330	3,896
Public Service Electric & Gas Co.	3.200%	5/15/29	2,675	3,050
Public Service Electric & Gas Co.	2.450%	1/15/30	2,694	2,924
Public Service Enterprise Group Inc.	1.600%	8/15/30	4,250	4,183
4 Puget Energy Inc.	4.100%	6/15/30	6,038	6,736
San Diego Gas & Electric Co.	2.500%	5/15/26	1,800	1,941
San Diego Gas & Electric Co.	1.700%	10/1/30	2,500	2,476
Sierra Pacific Power Co.	2.600%	5/1/26	7,730	8,422
Southern California Edison Co.	1.200%	2/1/26	2,000	1,989
Southern California Edison Co.	3.650%	3/1/28	5,250	5,770
Southern California Edison Co.	4.200%	3/1/29	4,716	5,431
Southern California Edison Co.	6.650%	4/1/29	4,925	5,863
Southern California Edison Co.	2.850%	8/1/29	3,665	3,853
Southern California Edison Co.	2.250%	6/1/30	2,500	2,492
Southern Co.	3.250%	7/1/26	5,345	5,936
Southern Co.	3.700%	4/30/30	12,000	13,696
3 Southern Co.	4.000%	1/15/51	5,000	4,980
Southern Power Co.	4.150%	12/1/25	2,380	2,726
Southwestern Electric Power Co.	2.750%	10/1/26	3,702	3,987
Southwestern Electric Power Co.	4.100%	9/15/28	5,220	6,033
Tucson Electric Power Co.	1.500%	8/1/30	2,500	2,465
Union Electric Co.	2.950%	6/15/27	3,700	4,087
Union Electric Co.	3.500%	3/15/29	3,787	4,373
Union Electric Co.	2.950%	3/15/30	1,650	1,847
Virginia Electric & Power Co.	3.150%	1/15/26	8,988	9,957
Virginia Electric & Power Co.	2.950%	11/15/26	6,792	7,564
Virginia Electric & Power Co.	3.500%	3/15/27	7,090	8,081
Virginia Electric & Power Co.	3.800%	4/1/28	5,900	6,946
Virginia Electric & Power Co.	2.875%	7/15/29	6,410	7,175
Westar Energy Inc.	2.550%	7/1/26	3,835	4,162
Westar Energy Inc.	3.100%	4/1/27	4,187	4,610
Wisconsin Power & Light Co.	3.050%	10/15/27	2,950	3,259
Xcel Energy Inc.	3.350%	12/1/26	6,275	7,050
Xcel Energy Inc.	4.000%	6/15/28	6,700	7,884
Xcel Energy Inc.	2.600%	12/1/29	4,555	4,883
Xcel Energy Inc.	3.400%	6/1/30	8,796	10,093

Natural Gas (0.2%)
Atmos Energy Corp.	3.000%	6/15/27	4,725	5,228
Atmos Energy Corp.	2.625%	9/15/29	3,100	3,422
CenterPoint Energy Resources Corp.	4.000%	4/1/28	1,635	1,849
CenterPoint Energy Resources Corp.	1.750%	10/1/30	3,000	3,004
4 East Ohio Gas Co.	2.000%	6/15/30	3,000	3,108
NiSource Finance Corp.	3.490%	5/15/27	8,266	9,193
NiSource Inc.	2.950%	9/1/29	6,142	6,629
NiSource Inc.	3.600%	5/1/30	9,743	11,063
ONE Gas Inc.	2.000%	5/15/30	2,600	2,691
Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	2,700	3,077
Sempra Energy	3.750%	11/15/25	7,036	7,883
Sempra Energy	3.250%	6/15/27	6,791	7,447
Sempra Energy	3.400%	2/1/28	12,965	14,255
Southern California Gas Co.	2.600%	6/15/26	6,900	7,444
Southern California Gas Co.	2.550%	2/1/30	3,425	3,692
Southern Co . Gas Capital Corp.	3.250%	6/15/26	1,958	2,156
Southwest Gas Corp.	3.700%	4/1/28	2,570	2,919

Southwest Gas Corp.	2.200%	6/15/30	4,000	4,176

Other Utility (0.1%)
American Water Capital Corp.	2.950%	9/1/27	5,750	6,345
American Water Capital Corp.	3.750%	9/1/28	4,460	5,191
American Water Capital Corp.	3.450%	6/1/29	6,255	7,164
American Water Capital Corp.	2.800%	5/1/30	5,100	5,568
Essential Utilities Inc.	3.566%	5/1/29	3,300	3,733
Essential Utilities Inc.	2.704%	4/15/30	3,650	3,910
				1,161,488
Total Corporate Bonds (Cost $16,926,242)				18,126,411
Sovereign Bonds (4.3%)
Asian Development Bank	2.000%	4/24/26	22,375	24,190
Asian Development Bank	1.750%	8/14/26	9,800	10,453
Asian Development Bank	2.625%	1/12/27	9,350	10,501
Asian Development Bank	2.375%	8/10/27	2,800	3,119
Asian Development Bank	2.500%	11/2/27	23,150	26,054
Asian Development Bank	2.750%	1/19/28	10,417	11,947
Asian Development Bank	5.820%	6/16/28	4,680	6,368
Asian Development Bank	3.125%	9/26/28	8,675	10,274
Asian Development Bank	1.750%	9/19/29	17,650	19,009
Asian Development Bank	1.875%	1/24/30	15,175	16,557
CNOOC Finance 2013 Ltd.	2.875%	9/30/29	8,050	8,589
CNOOC Finance 2015 USA LLC	3.500%	5/5/25	867	953
CNOOC Finance 2015 USA LLC	4.375%	5/2/28	9,225	10,790
Ecopetrol SA	5.375%	6/26/26	12,941	14,219
Ecopetrol SA	6.875%	4/29/30	22,350	26,429
Equinor ASA	3.250%	11/10/24	6	7
Equinor ASA	1.750%	1/22/26	18,409	19,064
Equinor ASA	3.000%	4/6/27	385	423
Equinor ASA	7.250%	9/23/27	7,055	9,509
Equinor ASA	3.625%	9/10/28	6,280	7,340
Equinor ASA	3.125%	4/6/30	6,650	7,432
Equinor ASA	2.375%	5/22/30	7,189	7,595
European Investment Bank	0.375%	12/15/25	15,000	14,936
European Investment Bank	2.125%	4/13/26	16,195	17,640
European Investment Bank	2.375%	5/24/27	20,065	22,378
European Investment Bank	1.625%	10/9/29	13,500	14,460
European Investment Bank	0.875%	5/17/30	12,900	12,947
European Investment Bank	0.750%	9/23/30	3,500	3,458
Export-Import Bank of Korea	2.875%	1/21/25	5	5
Export-Import Bank of Korea	3.250%	11/10/25	9,750	10,886
Export-Import Bank of Korea	2.625%	5/26/26	12,000	13,080
Export-Import Bank of Korea	3.250%	8/12/26	6,350	7,174
Export-Import Bank of Korea	2.375%	4/21/27	3,400	3,610
Export-Import Bank of Korea	1.250%	9/21/30	12,000	11,783
Hydro-Quebec	8.500%	12/1/29	1,400	2,235
Hydro-Quebec	9.375%	4/15/30	1,572	2,593
Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	5,900	6,535
Inter-American Development Bank	2.000%	6/2/26	13,965	15,075
Inter-American Development Bank	2.000%	7/23/26	15,175	16,401
Inter-American Development Bank	2.375%	7/7/27	25,987	28,889
Inter-American Development Bank	0.625%	9/16/27	20,000	19,935
Inter-American Development Bank	3.125%	9/18/28	19,500	23,068
Inter-American Development Bank	2.250%	6/18/29	27,100	30,338

International Bank for Reconstruction &
Development	3.125%	11/20/25	8,550	9,687
International Bank for Reconstruction &
Development	8.875%	3/1/26	1,000	1,422
International Bank for Reconstruction &
Development	1.875%	10/27/26	22,100	23,794
International Bank for Reconstruction &
Development	2.500%	11/22/27	24,295	27,384
International Bank for Reconstruction &
Development	1.750%	10/23/29	31,085	33,559
International Bank for Reconstruction &
Development	0.875%	5/14/30	13,350	13,361
International Bank for Reconstruction &
Development	0.750%	8/26/30	19,400	19,151
International Finance Corp.	2.125%	4/7/26	10,515	11,445
International Finance Corp.	0.750%	8/27/30	9,400	9,297
6 Japan Bank for International Cooperation	2.750%	1/21/26	13,000	14,412
6 Japan Bank for International Cooperation	2.375%	4/20/26	6,250	6,825
6 Japan Bank for International Cooperation	1.875%	7/21/26	2,706	2,883
6 Japan Bank for International Cooperation	2.250%	11/4/26	12,550	13,604
6 Japan Bank for International Cooperation	2.875%	6/1/27	19,930	22,549
6 Japan Bank for International Cooperation	2.875%	7/21/27	9,450	10,704
6 Japan Bank for International Cooperation	2.750%	11/16/27	17,740	20,027
6 Japan Bank for International Cooperation	3.250%	7/20/28	10,650	12,509
6 Japan Bank for International Cooperation	3.500%	10/31/28	11,325	13,598
6 Japan Bank for International Cooperation	2.000%	10/17/29	5,300	5,726
6 Japan International Cooperation Agency	2.750%	4/27/27	7,560	8,428
6 Japan International Cooperation Agency	3.375%	6/12/28	4,700	5,561
6 Japan International Cooperation Agency	1.000%	7/22/30	4,300	4,262
7 KFW	2.875%	4/3/28	31,846	37,114
7 KFW	1.750%	9/14/29	18,835	20,331
7 KFW	0.750%	9/30/30	7,958	7,900
Korea Development Bank	3.000%	1/13/26	10,000	11,034
Korea Development Bank	2.000%	9/12/26	7,300	7,742
7 Landwirtschaftliche Rentenbank	1.750%	7/27/26	13,225	14,128
7 Landwirtschaftliche Rentenbank	2.500%	11/15/27	8,840	9,956
7 Landwirtschaftliche Rentenbank	0.875%	9/3/30	2,500	2,502
3 Oriental Republic of Uruguay	4.375%	10/27/27	7,490	8,632
Province of Alberta	3.300%	3/15/28	9,680	11,251
Province of Alberta Canada	1.300%	7/22/30	19,009	18,877
Province of British Columbia	6.500%	1/15/26	1,935	2,484
Province of British Columbia	2.250%	6/2/26	7,545	8,235
Province of Manitoba	2.125%	6/22/26	6,000	6,466
Province of New Brunswick	3.625%	2/24/28	4,200	4,933
Province of Ontario	2.500%	4/27/26	12,955	14,185
Province of Ontario	2.300%	6/15/26	23,268	25,274
Province of Ontario	1.050%	5/21/27	500	504
Province of Ontario	2.000%	10/2/29	14,020	15,054
Province of Quebec	2.500%	4/20/26	14,750	16,171
Province of Quebec	2.750%	4/12/27	16,700	18,749
Province of Quebec	7.500%	9/15/29	4,290	6,575
Province of Quebec	1.350%	5/28/30	32,885	33,863
Republic of Chile	3.125%	1/21/26	9,738	10,773
3 Republic of Chile	3.240%	2/6/28	18,705	20,756
3 Republic of Colombia	4.500%	1/28/26	12,511	13,842
3 Republic of Colombia	3.875%	4/25/27	19,268	20,765
3 Republic of Colombia	4.500%	3/15/29	17,550	19,627

3 Republic of Colombia	3.000%	1/30/30	10,625	10,962
Republic of Indonesia	3.500%	1/11/28	17,500	19,141
Republic of Indonesia	4.100%	4/24/28	11,050	12,569
Republic of Indonesia	4.750%	2/11/29	8,753	10,383
Republic of Indonesia	3.400%	9/18/29	4,250	4,654
Republic of Indonesia	2.850%	2/14/30	8,550	8,977
Republic of Italy	2.875%	10/17/29	18,675	19,048
Republic of Korea	5.625%	11/3/25	1,875	2,330
Republic of Korea	2.750%	1/19/27	9,700	10,643
Republic of Korea	3.500%	9/20/28	4,000	4,692
Republic of Korea	2.500%	6/19/29	5,640	6,257
Republic of Korea	1.000%	9/16/30	6,000	5,908
3 Republic of Panama	3.750%	3/16/25	177	193
Republic of Panama	7.125%	1/29/26	9,879	12,472
Republic of Panama	8.875%	9/30/27	8,672	12,401
3 Republic of Panama	3.875%	3/17/28	9,550	10,815
Republic of Panama	9.375%	4/1/29	6,635	10,193
3 Republic of Panama	3.160%	1/23/30	17,700	19,205
3 Republic of Peru	2.392%	1/23/26	13,800	14,594
Republic of Peru	4.125%	8/25/27	5,110	5,955
Republic of Peru	2.844%	6/20/30	7,000	7,593
Republic of Poland	3.250%	4/6/26	14,759	16,607
Republic of the Philippines	5.500%	3/30/26	5,838	7,217
Republic of the Philippines	3.000%	2/1/28	19,685	21,647
Republic of the Philippines	3.750%	1/14/29	11,900	13,841
Republic of the Philippines	9.500%	2/2/30	17,442	28,736
Republic of the Philippines	2.457%	5/5/30	14,000	15,103
State of Israel	2.875%	3/16/26	6,695	7,372
State of Israel	3.250%	1/17/28	7,415	8,443
State of Israel	2.500%	1/15/30	11,625	12,574
State of Israel	2.750%	7/3/30	12,115	13,373
United Mexican States	4.125%	1/21/26	21,810	24,156
United Mexican States	4.150%	3/28/27	24,191	26,884
United Mexican States	3.750%	1/11/28	23,480	25,189
United Mexican States	4.500%	4/22/29	27,165	30,397
3 United Mexican States	3.250%	4/16/30	29,250	29,673
Total Sovereign Bonds (Cost $1,586,797)				1,696,356
Taxable Municipal Bonds (0.3%)
Alabama Economic Settlement Authority BP
Settlement Revenue	3.163%	9/15/25	1,525	1,619
California GO	6.650%	3/1/22	3,500	3,699
California GO	3.500%	4/1/28	3,600	4,176
California GO	2.500%	10/1/29	11,250	12,176
Energy Northwest Washington Electric
Revenue (Columbia Generating Station)	2.814%	7/1/24	190	198
Florida State Board of Administration Finance
Corp. Revenue	1.705%	7/1/27	9,600	9,740
Florida State Board of Administration Finance
Corp. Revenue	2.154%	7/1/30	11,000	11,142
Los Angeles CA Unified School District GO	5.755%	7/1/29	2,830	3,653
Massachusetts School Building Authority
Revenue	1.753%	8/15/30	2,600	2,661
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt
University Medical Center)	4.053%	7/1/26	1,095	1,240

8	New Jersey Economic Development Authority
	Revenue (State Pension Funding)	7.425%	2/15/29	16,750	20,842
	New Jersey Transportation Trust Fund
	Authority Transportation System Revenue	5.754%	12/15/28	1,925	2,175
	New Jersey Transportation Trust Fund
	Authority Transportation System Revenue	6.104%	12/15/28	1,660	1,679
	Oregon GO	5.892%	6/1/27	13,900	17,563
9	Oregon School Boards Association GO	5.528%	6/30/28	1,500	1,822
8	Oregon School Boards Association GO	5.550%	6/30/28	875	1,078
	Port Authority of New York & New Jersey
	Revenue	6.040%	12/1/29	1,260	1,731
	Texas Transportation Commission Revenue	5.178%	4/1/30	6,875	8,822
	University of California Revenue	1.316%	5/15/27	2,300	2,325
	Utah GO	3.539%	7/1/25	748	818
	Wisconsin General Fund Annual Appropriation
	Revenue	3.154%	5/1/27	3,300	3,707
9	Wisconsin GO	5.700%	5/1/26	2,660	3,146
Total Taxable Municipal Bonds (Cost $111,013)					116,012
				Shares
Temporary Cash Investment (0.7%)
Money Market Fund (0.7%)
10	Vanguard Market Liquidity Fund (Cost
	$287,026)	0.117%		2,870,648	287,065
Total Investments (99.8%) (Cost $37,139,608)					39,909,064
Other Assets and Liabilities—Net (0.2%)					71,817
Net Assets (100%)					39,980,881
Cost is in $000.

1 U.S. government-guaranteed.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the aggregate value of these securities was $668,818,000, representing 1.7% of net assets.
5 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
September 30, 2020.
6 Guaranteed by the Government of Japan.
7 Guaranteed by the Federal Republic of Germany.
8 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
9 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
10 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock

Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system
(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value

Intermediate -Term Bond Index Fund

.
B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of September 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
U.S. Government and Agency Obligations	—	19,683,220	—	19,683,220
Corporate Bonds	—	18,126,411	—	18,126,411
Sovereign Bonds	—	1,696,356	—	1,696,356
Taxable Municipal Bonds	—	116,012	—	116,012
Temporary Cash Investments	287,065	—	—	287,065
Total	287,065	39,621,999	—	39,909,064